UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund:  BlackRock Funds IV
                             BlackRock Global Long/Short Credit Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2025

Date of reporting period: 01/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock Global Long/Short Credit Fund

Institutional Shares | BGCIX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$70	1.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	4.28%	8.46%	3.29%	2.79%
Bloomberg Global Aggregate Bond Index...
	(0.64)	0.25	(2.10)	0.22
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.47	5.19	2.52	1.81

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$802,620,680
Number of Portfolio Holdings...
834
Portfolio Turnover Rate...
49%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	45.6%	0.1%	45.7%
United Kingdom...
	11.4	0.2	11.6
Ireland...
	8.6	-	8.6
Germany...
	5.3	0.1	5.4
France...
	5.0	-	5.0
Luxembourg...
	3.9	-	3.9
Italy...
	3.6	0.3	3.9
Spain...
	3.6	0.1	3.7
Portugal...
	1.9	-	1.9
Canada...
	1.7	-	1.7
OtherFootnote Reference(b)...
	7.9	0.7	8.6
Total...
	98.5%	1.5%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.5%
A...
1.0
BBB/Baa...
13.0
BB/Ba...
25.8
B...
33.4
CCC/Caa...
5.9
CC/Ca...
0.7
C...
0.0Footnote Reference(f)
D...
0.0Footnote Reference(f)
N/R...
14.7
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Long/Short Credit Fund

Institutional Shares | BGCIX

Semi-Annual Shareholder Report — January 31, 2025

BGCIX-01/25-SAR

BlackRock Global Long/Short Credit Fund

Investor A Shares | BGCAX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$81	1.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	4.13%	8.18%	3.02%	2.52%
Investor A Shares (with sales charge)...
	(0.04)	3.85	2.18	2.11
Bloomberg Global Aggregate Bond Index...
	(0.64)	0.25	(2.10)	0.22
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.47	5.19	2.52	1.81

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$802,620,680
Number of Portfolio Holdings...
834
Portfolio Turnover Rate...
49%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	45.6%	0.1%	45.7%
United Kingdom...
	11.4	0.2	11.6
Ireland...
	8.6	-	8.6
Germany...
	5.3	0.1	5.4
France...
	5.0	-	5.0
Luxembourg...
	3.9	-	3.9
Italy...
	3.6	0.3	3.9
Spain...
	3.6	0.1	3.7
Portugal...
	1.9	-	1.9
Canada...
	1.7	-	1.7
OtherFootnote Reference(b)...
	7.9	0.7	8.6
Total...
	98.5%	1.5%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.5%
A...
1.0
BBB/Baa...
13.0
BB/Ba...
25.8
B...
33.4
CCC/Caa...
5.9
CC/Ca...
0.7
C...
0.0Footnote Reference(f)
D...
0.0Footnote Reference(f)
N/R...
14.7
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Long/Short Credit Fund

Investor A Shares | BGCAX

Semi-Annual Shareholder Report — January 31, 2025

BGCAX-01/25-SAR

BlackRock Global Long/Short Credit Fund

Investor C Shares | BGCCX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$119	2.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	3.73%	7.30%	2.25%	1.91%
Investor C Shares (with sales charge)...
	2.75	6.30	2.25	1.91
Bloomberg Global Aggregate Bond Index...
	(0.64)	0.25	(2.10)	0.22
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.47	5.19	2.52	1.81

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$802,620,680
Number of Portfolio Holdings...
834
Portfolio Turnover Rate...
49%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	45.6%	0.1%	45.7%
United Kingdom...
	11.4	0.2	11.6
Ireland...
	8.6	-	8.6
Germany...
	5.3	0.1	5.4
France...
	5.0	-	5.0
Luxembourg...
	3.9	-	3.9
Italy...
	3.6	0.3	3.9
Spain...
	3.6	0.1	3.7
Portugal...
	1.9	-	1.9
Canada...
	1.7	-	1.7
OtherFootnote Reference(b)...
	7.9	0.7	8.6
Total...
	98.5%	1.5%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.5%
A...
1.0
BBB/Baa...
13.0
BB/Ba...
25.8
B...
33.4
CCC/Caa...
5.9
CC/Ca...
0.7
C...
0.0Footnote Reference(f)
D...
0.0Footnote Reference(f)
N/R...
14.7
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Long/Short Credit Fund

Investor C Shares | BGCCX

Semi-Annual Shareholder Report — January 31, 2025

BGCCX-01/25-SAR

BlackRock Global Long/Short Credit Fund

Class K Shares | BDMKX

Semi-Annual Shareholder Report — January 31, 2025

This semi-annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$66	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	4.38%	8.57%	3.35%	2.86%
Bloomberg Global Aggregate Bond Index...
	(0.64)	0.25	(2.10)	0.22
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.47	5.19	2.52	1.81

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$802,620,680
Number of Portfolio Holdings...
834
Portfolio Turnover Rate...
49%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of January 31, 2025)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	45.6%	0.1%	45.7%
United Kingdom...
	11.4	0.2	11.6
Ireland...
	8.6	-	8.6
Germany...
	5.3	0.1	5.4
France...
	5.0	-	5.0
Luxembourg...
	3.9	-	3.9
Italy...
	3.6	0.3	3.9
Spain...
	3.6	0.1	3.7
Portugal...
	1.9	-	1.9
Canada...
	1.7	-	1.7
OtherFootnote Reference(b)...
	7.9	0.7	8.6
Total...
	98.5%	1.5%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.5%
A...
1.0
BBB/Baa...
13.0
BB/Ba...
25.8
B...
33.4
CCC/Caa...
5.9
CC/Ca...
0.7
C...
0.0Footnote Reference(f)
D...
0.0Footnote Reference(f)
N/R...
14.7
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Long/Short Credit Fund

Class K Shares | BDMKX

Semi-Annual Shareholder Report — January 31, 2025

BDMKX-01/25-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
January 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.1%
(a)(b)
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
5.50%, 10/20/30 ............ USD 129 $ 129,407
BlueMountain CLO Ltd., Series 2015-
3A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%),
5.55%, 04/20/31 ............ 127 127,348
Carlyle Global Market Strategies CLO
Ltd.
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 5.84%, 05/15/31 ... 97 97,137
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 5.61%, 07/27/31 ... 72 71,728
CIFC Funding Ltd., Series 2015-3A,
Class AR, (3-mo. CME Term SOFR
at 0.00% Floor + 1.13%), 5.42%,
04/19/29 ................. 23 23,141
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 5.53%, 04/15/31 ....... 108 108,325
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 5.51%,
04/17/31 ................. 53 53,292
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 5.55%,
04/20/31 ................. 56 56,324
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%),
5.86%, 07/15/31 ............ 74 74,077
Palmer Square Loan Funding Ltd.,
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor +
1.06%), 5.36%, 10/15/29 ....... 38 37,723
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 5.40%,
01/17/32 ................. 46 46,414
824,916
Ireland — 6.9%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 6.77%,
02/15/37 ................. EUR 340 358,978
Aqueduct European CLO DAC,
Series 2022-7X, Class AR, (3-mo.
EURIBOR at 1.28% Floor + 1.28%),
4.17%, 08/15/37 ............ 2,002 2,085,182
Arini European CLO I DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 4.69%, 07/15/36 .... 1,000 1,042,588
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 8.83%, 07/15/36 .... 480 508,160
Arini European CLO II DAC, Series 2X,
Class A, (3-mo. EURIBOR at 1.55%
Floor + 1.55%), 4.34%, 04/15/38 . 1,500 1,562,324
Security
Par (000)
Par (000) Value
Ireland (continued)
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 3.49%, 01/16/31 . EUR 895 $ 927,331
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 3.69%, 06/23/34 ..... 1,500 1,552,210
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 0.00%, 04/15/38 . 330 342,342
Avoca CLO XIV DAC
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 7.49%, 01/12/31 .... 1,970 2,047,289
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 9.14%, 01/12/31 .... 2,200 2,306,908
Series 14X, Class SUB, 0.00%,
01/12/31
(d) (e)
............. 1,500 826,756
Avoca CLO XV DAC
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 6.91%, 04/15/31 .... 1,765 1,837,354
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 8.62%, 04/15/31 .... 3,425 3,574,358
Avoca CLO XVIII DAC, Series 18X,
Class DR, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.70%,
01/15/38 ................. 360 375,985
Bridgepoint CLO IV DAC, Series
4X, Class AR, (3-mo. EURIBOR
at 1.26% Floor + 1.26%), 0.00%,
01/20/39 ................. 1,850 1,919,190
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 4.51%, 04/25/36 . 2,968 3,083,622
CIFC European Funding CLO IV
DAC, Series 4X, Class A, (3-mo.
EURIBOR at 0.95% Floor + 0.95%),
3.69%, 08/18/35 ............ 2,800 2,900,363
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 3.58%, 04/15/34 . 4,400 4,543,114
Contego CLO VII DAC
Series 7X, Class AR, (3-mo.
EURIBOR at 1.33% Floor +
1.33%), 4.01%, 01/23/38 .... 1,850 1,925,787
Series 7X, Class DR, (3-mo.
EURIBOR at 3.45% Floor +
3.45%), 6.13%, 01/23/38 .... 610 637,328
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
6.04%, 12/15/34 ............ 400 419,923
CVC Cordatus Loan Fund XXX
DAC, Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor + 1.48%),
4.50%, 05/15/37 ............ 2,000 2,090,769
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor + 1.90%),
4.92%, 08/15/36 ............ 4,800 4,982,343
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 6.27%, 07/25/37 . 188 197,469

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 3.62%, 07/25/34 . EUR 1,500 $ 1,559,948
Neuberger Berman Loan Advisers Euro
CLO DAC, Series 2022-3X, Class A,
(3-mo. EURIBOR at 0.92% Floor +
0.92%), 3.59%, 10/25/34 ....... 1,700 1,752,999
Palmer Square European CLO DAC,
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor + 1.34%),
4.84%, 10/15/37 ............ 1,700 1,770,143
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 6.50%, 05/15/34 ....... 340 355,719
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.81%, 08/15/38 . 211 221,676
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.76%, 07/16/34 . 870 913,748
RRE 18 Loan Management DAC,
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor + 1.47%),
4.25%, 04/15/39 ............ 2,000 2,083,812
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
4.20%, 07/15/37 ............ 936 978,221
Sona Fios CLO III DAC, Series 3X,
Class A, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 4.48%, 04/20/37 . 1,420 1,475,544
Tikehau CLO XII DAC
Series 12X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 4.71%, 10/20/38 .... 1,700 1,777,117
Series 12X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 6.62%, 10/20/38 .... 500 527,331
55,463,931
United Kingdom — 0.5%
Greene King Finance plc, Series B1,
(Sterling Overnight Index Average +
1.92%), 6.65%, 12/15/34
(b)
..... GBP 1,518 1,638,483
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... 1,980 2,554,755
4,193,238
United States — 0.0%
(a)(b)
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 5.73%, 08/14/30 . USD 23 22,964
Greenwood Park CLO Ltd., Series
2018-1A, Class A1, (3-mo. CME
Term SOFR at 0.00% Floor +
1.29%), 5.59%, 04/15/31 ....... 81 81,310
104,274
Total Asset-Backed Securities — 7.5%
(Cost: $ 63,620,178 ) .............................. 60,586,359
Security
Shares
Shares Value
Common Stocks
Australia — 0.0%
IREN Ltd.
(e)
.................. 3,577 $ 36,557
Bermuda — 0.0%
Travelport Technology Ltd.
(e) (f)
...... 70 225,554
Canada — 0.1%
Algoma Steel Group, Inc. ........ 15,539 126,798
Lionsgate Studios Corp.
(e)
........ 62,500 448,125
574,923
France — 0.0%
(e)
Atos SE .................... 75,775,658 180,802
Casino Guichard Perrachon SA .... 16,223 16,266
197,068
Germany — 0.0%
ADLER Group SA
(e) (f)
........... 983,215 10
Japan — 0.0%
(e)
New TOPCO
(f) (g)
............... 59,462 1
Rakuten Group, Inc. ............ 14,000 87,908
87,909
United Kingdom — 0.0%
(e)
Genius Sports Ltd. ............. 15,585 137,616
NEW Look Retailers
(f)
........... 5,436,112 67
137,683
United States — 0.7%
Altice USA, Inc. , Class A
(e)
........ 22,706 63,804
AMC Networks, Inc. , Class A
(e)
..... 1,286 12,384
Amentum Holdings, Inc.
(e)
........ 6,913 144,966
Astra Space, Inc. , Class A
(e)
....... 3,047 1,523
Avaya, Inc.
(e)
................. 2,625 15,175
Beacon Roofing Supply, Inc.
(e)
..... 1,533 181,415
Boyd Gaming Corp. ............ 1,234 94,586
Caesars Entertainment, Inc.
(e)
..... 3,207 115,612
California Resources Corp. ....... 590 29,028
Citigroup, Inc. ................ 1,537 125,158
Comerica, Inc. ................ 296 19,927
CommScope Holding Co., Inc.
(e)
.... 8,652 43,693
Concentra Group Holdings Parent, Inc. 183 4,266
Constellium SE , Class A
(e)
........ 1,011 10,039
Coreweave, Inc.
(e) (f)
............ 242 227,444
Crown PropTech Acquisitions
(e) (f)
.... 15,186 15,830
Crown PropTech Acquisitions , Class A
(e)
6,461 71,200
DiamondRock Hospitality Co.
(h)
.... 4,779 41,960
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 1,041,005 )
(e) (f) (i)
............ 15,345 920,700
First Citizens BancShares, Inc. , Class A 52 114,644
First Horizon Corp. ............. 1,645 36,009
Flagstar Financial, Inc. .......... 26,824 317,324
Flowco Holdings, Inc. , Class A
(e)
.... 8,879 248,612
FreeWire Technologies, Inc.
(e) (f)
..... 13 —
Golden Entertainment, Inc. ....... 926 30,317
Kinder Morgan, Inc. ............ 6,466 177,686
Landsea Homes Corp.
(e)
......... 10,455 86,776
Latch, Inc.
(e)
................. 31,344 3,761
Lineage, Inc. ................. 199 11,940
Lions Gate Entertainment Corp. , Class
A
(e)
..................... 9,865 77,440
Lions Gate Entertainment Corp. , Class
B
(e)
..................... 10,000 70,200
Lumen Technologies, Inc.
(e)
....... 10,707 52,893
New Look Builders, Inc.
(e) (f)
....... 11,518,792 115

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp.
(e)
............ 856 $ 7,284
Palladyne AI Corp.
(e)
............ 35,879 305,332
Paramount Global , Class B ....... 22,500 244,800
Playstudios, Inc. , Class A
(e)
....... 13,275 23,231
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 203,300 )
(e) (i)
............... 20,000 143,400
Service Properties Trust ......... 8,877 25,299
Solaris Energy Infrastructure, Inc. ,
Class A .................. 9,351 255,189
Sonder Holdings, Inc. , Class A
(e)
.... 6,302 19,472
Super Micro Computer, Inc.
(e)
...... 4,290 122,351
Tribune Resources LLC
(e)
........ 86,655 90,988
United States Steel Corp. ........ 10,922 402,476
Venture Global, Inc. , Class A
(e)
..... 435 8,896
Viper Energy, Inc. , Class A ....... 1,212 56,843
Warner Bros Discovery, Inc.
(e)
..... 6,123 63,924
5,135,912
Total Common Stocks — 0.8%
(Cost: $ 18,637,448 ) .............................. 6,395,616
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd. , 9.25%
,
10/01/28
(a)
................ USD 18 19,037
Oceana Australian Fixed Income Trust
(f)
12.00% , 07/31/25 ........... AUD 178 111,493
12.50% , 07/31/26 ........... 267 170,974
12.50% , 07/31/27 ........... 445 290,157
591,661
Austria — 0.2%
ams-OSRAM AG
(c)
0.00% , 03/05/25
(j) (k)
.......... EUR 800 821,621
10.50% , 03/30/29 ........... 994 1,015,419
1,837,040
Belgium — 0.2%
Telenet Finance Luxembourg Notes
SARL , 5.50%
,
03/01/28
(a)
...... USD 1,800 1,737,000
Canada — 1.3%
1011778 BC ULC , 6.13%
,
06/15/29
(a)
2,250 2,280,645
1375209 BC Ltd. , 9.00%
,
01/30/28
(a)
. 2,500 2,503,633
Brookfield Residential Properties, Inc. ,
5.00%
,
06/15/29
(a)
........... 63 58,653
Dye & Durham Ltd. , 8.63%
,
04/15/29
(a)
1,056 1,103,687
Garda World Security Corp. , 7.75%
,
02/15/28
(a)
................ 17 17,631
Mattamy Group Corp.
(a)
5.25% , 12/15/27 ............ 14 13,716
4.63% , 03/01/30 ............ 137 127,912
Open Text Corp. , 6.90%
,
12/01/27
(a)
. 2,000 2,068,260
Resort Communities LoanCo. LP ,
12.50%
,
11/30/28
(b) (f)
......... 2,482 2,463,359
10,637,496
Chile — 0.0%
Kenbourne Invest SA
(a)(d)(e)
4.70% , 11/26/24 ............ 200 73,000
6.88% , 11/26/24 ............ 23 8,395
Security
Par (000)
Par (000) Value
China — 0.4%
(c)(d)(e)
European TopSoho SARL , Series
SMCP , 4.00%
,
09/21/21
(f) (k)
..... EUR 7,100 $ 2,844,940
Fantasia Holdings Group Co. Ltd. ,
11.75%
,
04/17/22 ........... USD 200 5,000
2,849,940
Czech Republic — 0.1%
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(c)
........... EUR 812 894,722
Denmark — 0.1%
SGL Group ApS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 7.43% , 04/22/30 .... 538 560,633
(3-mo. EURIBOR + 4.25%), 6.81% ,
02/24/31
(a) (c)
............. 613 629,567
1,190,200
Finland — 0.1%
Ahlstrom Holding 3 Oy , 4.88%
,
02/04/28
(a)
................ USD 640 607,360
France — 3.3%
Altice France SA , 4.13%
,
01/15/29
(c)
. EUR 962 801,229
Atos SE , 5.00%
,
12/18/30
(c) (l)
...... 2,911 1,922,017
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.49%
,
07/18/30
(b) (c)
.... 1,570 1,639,370
BNP Paribas SA , Series TMO ,
(BFRTMO at 0.00% Floor - 0.25%),
2.82%
(b) (m)
................. 1,163 1,145,781
Clariane SE
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%),
13.17%
(b) (c) (m)
............. GBP 500 604,473
Elior Group SA , 5.63%
,
03/15/30
(c)
.. EUR 1,252 1,313,476
ELO SACA
(c)
2.88% , 01/29/26 ............ 500 500,679
3.25% , 07/23/27 ............ 100 94,004
Eutelsat SA , 1.50%
,
10/13/28
(c)
.... 600 449,713
Goldstory SAS
(c)
6.75% , 02/01/30 ............ 759 822,923
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.06% , 02/01/30
(b)
... 529 555,359
Kapla Holding SAS
(c)
(3-mo. EURIBOR + 3.50%), 6.39% ,
07/31/30
(b)
.............. 916 959,419
5.00% , 04/30/31 ............ 891 936,178
La Financiere Atalian , 8.50%
,
( 8.50%
Cash or 5.00 % PIK), 06/30/28
(c) (n)
. 2,752 1,349,125
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 6.30% , 07/01/29
(b) (c)
.. 1,554 1,618,165
Lune Holdings SARL , 5.63%
,
11/15/28
(c)
................. 1,753 1,276,812
Nova Alexandre III SAS , (3-mo.
EURIBOR at 0.00% Floor + 5.25%),
8.03%
,
07/15/29
(b) (c)
.......... 469 485,035
Picard Bondco SA , 5.50%
,
07/01/27
(c) (l)
1,287 1,332,330
RCI Banque SA , (5-Year EUR
Swap Annual + 2.85%), 2.63%
,
02/18/30
(b) (c)
............... 2,700 2,799,781
Sabena technics SAS , (Acquired
10/28/22 , cost $ 293,181 ) , (3-mo.
EURIBOR + 5.00%), 7.68%
,
09/30/29
(b) (f) (i)
............... 297 308,573

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Societe Generale SA , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.79%),
8.13%
(a) (b) (m)
................ USD 2,906 $ 2,897,089
Tereos Finance Groupe I SA , 5.75%
,
04/30/31
(c)
................ EUR 482 505,630
Worldline SA , 0.00%
,
07/30/26
(c) (j) (k)
.. 2,235 2,238,098
26,555,259
Germany — 3.7%
ADLER Real Estate GmbH , 3.00%
,
04/27/26
(c)
................ 500 499,301
Aroundtown Finance SARL
(b)(c)(m)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 1,500 1,376,128
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ........... EUR 1,016 1,038,259
Aroundtown SA
(c)
(5-Year EUR Swap Annual +
2.42%), 1.63%
(b) (m)
......... 200 187,017
0.38% , 04/15/27 ............ 1,500 1,454,499
1.45% , 07/09/28 ............ 2,300 2,207,484
Commerzbank AG
(b)(c)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(m)
.......... 3,400 3,573,013
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63% , 02/28/33 .......... GBP 600 802,519
DEMIRE Deutsche Mittelstand Real
Estate AG , 5.00%
,
12/31/27
(c) (l)
... EUR 1,440 1,410,648
Deutsche Bank AG
(b)(c)(m)
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13% ........... 800 888,778
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38% ........... 1,200 1,293,119
Deutsche Lufthansa AG
(c)
Series LHA , 2.00% , 11/17/25
(k)
... 1,900 1,964,875
(5-Year EURIBOR ICE Swap Rate +
2.86%), 5.25% , 01/15/55
(b)
... 1,500 1,559,833
Envalior Deutschland Gmbh , (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.66%
,
04/01/31
(b) (f)
......... 492 480,146
HT Troplast GmbH , 9.38%
,
07/15/28
(c)
776 850,748
IHO Verwaltungs GmbH
(c)(n)
6.75% , ( 6.75 % Cash or 7.50 % PIK),
11/15/29 ............... 482 515,301
7.00% , ( 7.00 % Cash or 7.75 % PIK),
11/15/31 ............... 481 515,685
Mahle GmbH , 6.50%
,
05/02/31
(c)
... 1,741 1,824,626
Nidda Healthcare Holding GmbH ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.89%
,
10/23/30
(b) (c)
.... 887 930,595
PCF GmbH , 4.75%
,
04/15/29
(c)
.... 2,140 1,826,834
PrestigeBidCo GmbH , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.54%
,
07/01/29
(b) (c)
.......... 678 712,853
Techem Verwaltungsgesellschaft 674
mbH , 6.00%
,
07/30/26
(c)
....... 636 659,763
Techem Verwaltungsgesellschaft 675
mbH , 5.38%
,
07/15/29
(c)
....... 306 326,060
Tele Columbus AG , 10.00%
,
( 10.00%
Cash or 10.00 % PIK), 01/01/29
(b) (c) (n)
2,507 1,646,465
TUI Cruises GmbH
(c)
6.50% , 05/15/26 ............ 85 89,172
Security
Par (000)
Par (000) Value
Germany (continued)
5.00% , 05/15/30 ............ EUR 1,015 $ 1,072,881
29,706,602
Greece — 0.1%
Eurobank Ergasias Services & Holdings
SA , (5-Year EURIBOR ICE Swap
Rate + 2.00%), 4.25%
,
04/30/35
(b) (c)
725 750,602
Ireland — 1.2%
AIB Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(b) (c) (m)
. 950 991,464
Flutter Treasury DAC , 6.38%
,
04/29/29
(a)
................ USD 2,000 2,032,966
Virgin Media O2 Vendor Financing
Notes V DAC , 7.88%
,
03/15/32
(c)
. GBP 5,113 6,277,797
9,302,227
Italy — 3.1%
Azzurra Aeroporti SpA , 2.63%
,
05/30/27
(c)
................ EUR 992 1,013,653
Bubbles Bidco SpA
(c)
6.50% , 09/30/31 ............ 430 453,383
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.93% , 09/30/31
(b)
... 1,146 1,196,439
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.91%
,
07/15/31
(b) (c)
............... 1,526 1,593,594
Enel SpA , (5-Year EURIBOR ICE Swap
Rate + 2.01%), 4.25%
(b) (c) (m)
..... 1,125 1,170,077
Engineering - Ingegneria Informatica
- SpA
(c)
11.13% , 05/15/28 ........... 1,168 1,294,417
(3-mo. EURIBOR + 5.75%), 8.39% ,
02/15/30
(b)
.............. 314 329,164
8.63% , 02/15/30 ............ 204 219,592
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88%
(b) (c) (m)
.......... 1,350 1,421,567
Fiber Bidco SpA
(c)
10.00% , 06/15/29 ........... 778 837,525
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.68% , 01/15/30
(b)
... 600 626,197
Fiber Midco SpA , 10.00%
,
( 10.00%
Cash or 10.75 % PIK), 06/15/29
(c) (n)
561 603,922
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.54%
,
04/15/29
(b) (c)
1,132 1,182,851
Infrastrutture Wireless Italiane SpA
(c)
1.63% , 10/21/28 ............ 790 780,405
1.75% , 04/19/31 ............ 347 333,414
Intesa Sanpaolo SpA
(c)
5.15% , 06/10/30 ............ GBP 399 479,230
8.51% , 09/20/32 ............ 364 514,281
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.63%
,
12/15/29
(b) (c)
EUR 1,031 1,077,581
Lottomatica Group SpA
(c)
5.38% , 06/01/30 ............ 462 495,363
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 6.19% , 06/01/31
(b)
... 701 732,832
Nexi SpA , 0.00%
,
02/24/28
(c) (j) (k)
.... 3,600 3,342,036
Optics Bidco SpA , Series 2034 , 6.00%
,
09/30/34
(a)
................ USD 406 389,307
Pachelbel Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.86%
,
05/17/31
(b) (c)
............... EUR 784 821,528

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.56% , 12/31/29
(b)
... EUR 1,741 $ 1,835,970
6.75% , 12/31/29 ............ 1,225 1,347,217
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.29%
,
07/31/31
(b) (c)
............... 1,087 1,134,016
25,225,561
Japan — 0.6%
SoftBank Group Corp.
(c)
3.13% , 09/19/25 ............ 1,250 1,289,618
5.38% , 01/08/29 ............ 100 106,485
3.38% , 07/06/29 ............ 330 327,528
4.00% , 09/19/29 ............ 240 244,008
3.88% , 07/06/32 ............ 1,963 1,907,969
5.75% , 07/08/32 ............ 1,083 1,160,086
5,035,694
Jersey, Channel Islands — 0.4%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(a)
.......... USD 200 198,495
10.38% , 03/31/29
(c)
.......... GBP 2,248 2,777,540
2,976,035
Luxembourg — 1.5%
ADLER Financing SARL
Series 1L , 8.25% , 12/31/28 ..... EUR 2,829 2,969,203
Series 1.5L , 14.00% , ( 14.00 % Cash
or 14.00 % PIK), 12/31/29
(c) (n)
.. 318 298,485
Cidron Aida Finco SARL , 5.00%
,
04/01/28
(c)
................ 1,397 1,416,546
Ephios Subco 3 SARL , 7.88%
,
01/31/31
(c)
................ 1,141 1,283,072
Garfunkelux Holdco 3 SA , 6.75%
,
11/01/25
(c)
................. 1,173 839,774
INEOS Finance plc , 5.63%
,
08/15/30
(c)
100 105,140
Kleopatra Finco SARL , 4.25%
,
03/01/26
(c)
................ 330 307,453
Kleopatra Holdings 2 SCA , 6.50%
,
09/01/26
(c)
................ 574 395,986
SES SA , (5-Year EURIBOR ICE Swap
Rate + 3.59%), 6.00%
,
09/12/54
(b) (c)
868 747,650
Titanium 2l Bondco SARL , 6.25%
,
( 6.25 % Cash or 6.25 % PIK),
01/14/31
(n)
................ 6,436 2,019,578
Vivion Investments SARL
(c)(n)
6.50% , ( 6.50 % Cash or 6.50 % PIK),
08/31/28 ............... 950 925,216
8.00% , ( 8.00 % Cash or 8.00 % PIK),
02/28/29 ............... 1,011 978,544
12,286,647
Netherlands — 0.2%
ING Groep NV
(b)(m)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88% ........... USD 566 521,500
(USISSO05 + 4.08%), 7.25%
(c)
.. 725 733,636
1,255,136
Norway — 0.2%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b) (c)
............... EUR 1,673 1,910,186
Security
Par (000)
Par (000) Value
Portugal — 1.7%
Banco Espirito Santo SA
(c)(d)(e)
2.63% , 05/08/17 ............ EUR 6,100 $ 1,771,879
4.75% , 01/15/22 ............ 19,300 5,606,110
4.00% , 01/21/25 ............ 22,800 6,622,761
14,000,750
Slovenia — 0.2%
(c)
Summer BidCo BV , 10.00%
,
( 10.00%
Cash or 10.75 % PIK), 02/15/29
(n)
. 173 158,015
United Group BV , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 7.27%
,
02/15/31
(b)
................ 1,549 1,612,959
1,770,974
South Korea — 0.2%
SK Hynix, Inc. , 6.25%
,
01/17/26
(a)
... USD 2,000 2,022,420
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA
(b)(m)
(5-Year EUR Swap Annual +
4.27%), 6.88%
(c)
.......... EUR 1,200 1,316,461
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 2,000 1,999,921
Banco de Sabadell SA , (5-Year EUR
Swap Annual + 5.17%), 5.00%
(b) (c) (m)
EUR 400 414,089
Cellnex Telecom SA
(c)(k)
2.13% , 08/11/30 ............ 3,700 4,066,123
0.75% , 11/20/31 ............ 2,700 2,488,308
Cirsa Finance International SARL
(c)
(3-mo. EURIBOR + 4.50%), 7.11% ,
07/31/28
(b)
.............. 940 989,784
7.88% , 07/31/28 ............ 482 528,009
6.50% , 03/15/29 ............ 403 438,233
Grifols SA , 7.13%
,
05/01/30
(c)
..... 3,416 3,656,042
Natra SA , (6-mo. EURIBOR at 0.00%
Floor + 6.75%), 9.66%
,
10/13/29
(b) (f)
698 724,520
16,621,490
Sweden — 1.2%
Heimstaden Bostad AB , (5-Year EUR
Swap Annual + 3.15%), 2.63%
(b) (c) (m)
124 118,166
Heimstaden Bostad Treasury BV
(c)
0.63% , 07/24/25 ............ 332 339,369
1.00% , 04/13/28 ............ 996 940,700
Intrum AB
(c)(d)(e)
3.50% , 07/15/26 ............ 403 313,554
(3-mo. Stockholm Interbank Offered
Rates at 0.00% Floor + 3.30%),
5.85% , 09/09/26
(b)
......... SEK 4,000 266,022
3.00% , 09/15/27 ............ EUR 5,120 3,951,030
9.25% , 03/15/28 ............ 438 340,900
Stena International SA
(a)
7.25% , 01/15/31 ............ USD 2,675 2,733,230
7.63% , 02/15/31 ............ 425 439,905
9,442,876
Switzerland — 0.6%
(b)(m)
Julius Baer Group Ltd. , (5-Year EUR
Swap Annual + 3.85%), 6.63%
(c)
.. EUR 698 749,449
UBS Group AG
(5-Year USD Swap Semi + 4.87%),
7.00%
(c)
................ USD 2,250 2,251,575
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a)
.......... 225 245,342

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Switzerland (continued)
(USISSO05 + 3.63%), 6.85%
(a)
.. USD 1,425 $ 1,428,186
4,674,552
United Kingdom — 7.4%
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
........... EUR 2,921 3,113,577
B&M European Value Retail SA , 6.50%
,
11/27/31
(c)
................. GBP 1,625 1,979,901
Bellis Acquisition Co. plc , 8.13%
,
05/14/30
(c)
................ 1,503 1,785,300
Bellis Finco plc , 4.00%
,
02/16/27
(c)
.. 600 704,906
Boparan Finance plc , 9.38%
,
11/07/29
(c)
745 900,910
Bracken MidCo1 plc , 6.75%
,
( 6.75%
Cash or 7.50 % PIK), 11/01/27
(c) (n)
. 941 1,141,964
British Airways Pass-Through Trust ,
Series 2013-1 , Class A , 8.63%
,
12/15/32
(f)
................. USD 18,238 18,739,822
California Buyer Ltd. , 5.63%
,
02/15/32
(c)
EUR 1,025 1,096,293
CD&R Firefly Bidco plc , 8.63%
,
04/30/29
(c)
................ GBP 1,430 1,828,465
CK Hutchison Group Telecom Finance
SA , 2.63%
,
10/17/34
(c)
........ 654 592,106
Deuce Finco plc , 5.50%
,
06/15/27
(c)
. 709 862,338
Edge Finco plc , 8.13%
,
08/15/31
(c)
.. 1,486 1,871,161
EnQuest plc , 11.63%
,
11/01/27
(a)
... USD 2,523 2,554,739
Global Switch Finance BV , 1.38%
,
10/07/30
(c)
................ EUR 1,960 1,911,338
Greene King Finance plc , Series B2 ,
(Sterling Overnight Index Average
at 2.08% Floor + 2.20%), 6.93%
,
03/15/36
(b) (c)
............... GBP 310 303,075
Intu Jersey 2 Ltd. , 2.88%
,
11/01/22
(c) (d) (e)
(k)
...................... 4,134 768,879
Jerrold Finco plc , 5.25%
,
01/15/27
(c)
. 1,799 2,202,722
Lloyds Banking Group plc , (5-Year
EURIBOR ICE Swap Rate + 5.29%),
4.95%
(b) (c) (m)
................ EUR 2,645 2,753,842
Metrocentre Finance plc , 8.75%
,
( 8.75 % Cash or 8.75 % PIK),
12/05/25
(n)
................ GBP 650 362,728
Mobico Group plc
(c)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(b) (m)
............... 950 1,138,695
3.62% , 11/20/28
(l)
........... 100 114,810
Nationwide Building Society
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(b) (c) (m)
............. 1,050 1,314,500
NatWest Group plc , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%),
6.00%
(b) (m)
................. USD 1,433 1,431,205
Phoenix Group Holdings plc , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.19%),
8.50%
(b) (c) (m)
................ 1,470 1,515,761
Pinewood Finco plc , 6.00%
,
03/27/30
(c)
GBP 2,004 2,469,913
Premier Foods Finance plc , 3.50%
,
10/15/26
(c)
................ 951 1,165,832
Stonegate Pub Co. Financing 2019
plc
(c)
(3-mo. EURIBOR + 6.63%), 9.65% ,
07/31/29
(b)
.............. EUR 587 626,461
10.75% , 07/31/29 ........... GBP 556 717,132
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Thames Water Kemble Finance plc ,
4.63%
,
05/19/26
(c) (d) (e)
......... GBP 432 $ 18,726
Thames Water Utilities Finance plc ,
4.00%
,
06/19/25
(c)
........... 1,810 1,739,273
Zegona Finance plc
6.75% , 07/15/29
(c)
........... EUR 1,220 1,351,109
8.63% , 07/15/29
(a)
........... USD 225 240,187
59,317,670
United States — 31.7%
AAR Escrow Issuer LLC , 6.75%
,
03/15/29
(a)
................ 1,739 1,777,781
Affinity Interactive , 6.88%
,
12/15/27
(a)
125 106,119
Alexander Funding Trust II , 7.47%
,
07/31/28
(a)
................ 10,012 10,601,713
Allegiant Travel Co. , 7.25%
,
08/15/27
(a)
90 90,816
Allied Universal Holdco LLC
9.75% , 07/15/27
(a)
........... 38 38,239
4.88% , 06/01/28
(c)
........... GBP 1,852 2,155,957
AMC Networks, Inc.
10.25% , 01/15/29
(a)
.......... USD 107 114,223
4.25% , 02/15/29 ............ 192 152,087
Amkor Technology, Inc. , 6.63%
,
09/15/27
(a)
................ 3,000 3,006,207
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
........... EUR 2,504 2,344,813
4.13% , 08/15/26
(a)
........... USD 604 531,520
Ashton Woods USA LLC
(a)
4.63% , 08/01/29 ............ 25 23,151
4.63% , 04/01/30 ............ 110 101,306
AST SpaceMobile, Inc. , 4.25%
,
03/01/32
(a) (k)
............... 1,944 2,098,258
Bausch + Lomb Corp. , 8.38%
,
10/01/28
(a)
................ 4,500 4,711,320
Big River Steel LLC , 6.63%
,
01/31/29
(a)
61 61,468
Buckeye Partners LP , 4.13%
,
03/01/25
(a)
................ 38 38,000
California Resources Corp. , 8.25%
,
06/15/29
(a)
................ 49 50,376
Calumet Specialty Products Partners
LP , 9.75%
,
07/15/28
(a)
......... 121 117,349
Civitas Resources, Inc.
(a)
5.00% , 10/15/26 ............ 99 98,470
8.38% , 07/01/28 ............ 77 80,532
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 ............ 3,000 2,948,965
9.00% , 09/30/29 ............ 2,538 2,599,298
Clydesdale Acquisition Holdings, Inc. ,
8.75%
,
04/15/30
(a)
........... 57 58,146
CommScope LLC
(a)
6.00% , 03/01/26 ............ 1,619 1,619,000
9.50% , 12/15/31 ............ 3,650 3,786,035
Core Scientific, Inc. , 0.00%
,
06/15/31
(a) (j) (k)
............... 23 21,793
CSC Holdings LLC
(a)
5.50% , 04/15/27 ............ 200 185,194
11.25% , 05/15/28 ........... 200 198,311
11.75% , 01/31/29 ........... 200 199,017
Diebold Nixdorf, Inc. , 7.75%
,
03/31/30
(a)
1,299 1,344,707
DISH Network Corp.
(k)
0.00% , 12/15/25
(j)
........... 226 203,970
3.38% , 08/15/26 ............ 60 49,800
EQM Midstream Partners LP , 7.50%
,
06/01/27
(a)
................ 7,250 7,431,895

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
EquipmentShare.com, Inc. , 9.00%
,
05/15/28
(a)
................ USD 4,072 $ 4,291,302
Forestar Group, Inc. , 5.00%
,
03/01/28
(a)
557 540,326
FreeWire Technologies, Inc. , 0.00%
,
02/20/28
(f)
................. 769 —
Frontier Communications Holdings LLC
6.75% , 05/01/29
(a)
........... 1,000 1,006,765
5.88% , 11/01/29 ............ 350 348,829
6.00% , 01/15/30
(a)
........... 400 400,804
8.75% , 05/15/30
(a)
........... 11,344 11,987,132
8.63% , 03/15/31
(a)
........... 150 160,256
Frontier Florida LLC , Series E , 6.86%
,
02/01/28 ................. 8,000 8,205,920
Full House Resorts, Inc. , 8.25%
,
02/15/28
(a)
................ 30 30,224
GoTo Group, Inc.
5.50% , 05/01/28
(a)
........... 1,290 1,008,769
Gray Media, Inc. , 10.50%
,
07/15/29
(a)
2,000 2,093,658
Helios Software Holdings, Inc.
7.88% , 05/01/29
(c)
........... EUR 2,050 2,169,203
Howard Hughes Corp. (The) , 5.38%
,
08/01/28
(a)
................ USD 231 224,385
Iron Mountain UK plc , 3.88%
,
11/15/25
(c)
................. GBP 1,443 1,763,007
Kronos International, Inc.
(c)
3.75% , 09/15/25 ............ EUR 319 328,755
9.50% , 03/15/29 ............ 1,467 1,658,834
Landsea Homes Corp. , 11.00%
,
07/17/28
(f)
................. USD 1,819 1,923,592
Lessen LLC , (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a) (b) (f)
... 1,307 1,223,501
Level 3 Financing, Inc.
(a)
11.00% , 11/15/29 ........... 2,000 2,267,382
10.00% , 10/15/32 ........... 218 217,781
LGI Homes, Inc.
(a)
8.75% , 12/15/28 ............ 77 81,596
7.00% , 11/15/32 ............ 71 70,645
LifePoint Health, Inc. , 8.38%
,
02/15/32
(a)
................ 78 78,727
Lightning eMotors, Inc. , 7.50%
,
05/15/25
(a) (d) (e) (k)
............. 200 2,000
Lions Gate Capital Holdings 1, Inc. ,
5.50%
,
04/15/29
(a)
........... 17,535 15,659,281
Lions Gate Capital Holdings LLC ,
5.50%
,
04/15/29
(a)
........... 400 325,388
Macy's Retail Holdings LLC , 5.88%
,
04/01/29
(a)
................ 2,250 2,204,161
Mauser Packaging Solutions Holding
Co. , 7.88%
,
04/15/27
(a)
........ 29 29,550
Midwest Gaming Borrower LLC , 4.88%
,
05/01/29
(a)
................ 77 73,419
MPT Operating Partnership LP , 7.00%
,
02/15/32 ................. EUR 1,101 1,126,701
NCR Atleos Corp. , 9.50%
,
04/01/29
(a)
USD 6,750 7,354,420
Neogen Food Safety Corp. , 8.63%
,
07/20/30
(a)
................ 4,334 4,632,062
Nexstar Media, Inc. , 5.63%
,
07/15/27
(a)
4 3,945
Olympus Water US Holding Corp. ,
5.38%
,
10/01/29
(c)
........... EUR 720 725,655
Oracle Corp. , 5.25%
,
02/03/32 ..... USD 2,435 2,429,424
Palomino Funding Trust I , 7.23%
,
05/17/28
(a)
................ 10,850 11,402,592
Paramount Global
7.88% , 07/30/30 ............ 3,650 3,982,492
Security
Par (000)
Par (000) Value
United States (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(b)
... USD 851 $ 829,538
Park Intermediate Holdings LLC ,
4.88%
,
05/15/29
(a)
........... 106 101,266
PennyMac Financial Services, Inc. ,
7.88%
,
12/15/29
(a)
........... 27 28,270
Permian Resources Operating LLC ,
8.00%
,
04/15/27
(a)
........... 131 134,055
Pilgrim's Pride Corp. , 6.25%
,
07/01/33 209 214,357
Pitney Bowes, Inc. , 6.88%
,
03/15/27
(a)
3,500 3,514,623
Playtika Holding Corp. , 4.25%
,
03/15/29
(a)
................ 21 19,368
Quikrete Holdings, Inc.
(a)
6.38% , 03/01/32 ............ 1,481 1,484,688
6.75% , 03/01/33 ............ 56 56,140
Radiology Partners, Inc. , 7.77%
,
( 7.77 % Cash or 3.50 % PIK),
01/31/29
(a) (n)
............... 2,035 1,959,583
Rand Parent LLC , 8.50%
,
02/15/30
(a)
3,250 3,370,221
Reworld Holding Corp. , 4.88%
,
12/01/29
(a)
................ 32 29,800
RingCentral, Inc. , 8.50%
,
08/15/30
(a)
. 7,750 8,227,540
Sabre GLBL, Inc.
(a)
8.63% , 06/01/27 ............ 3,277 3,294,974
10.75% , 11/15/29 ........... 6,243 6,440,710
SCIL IV LLC , 9.50%
,
07/15/28
(c)
.... EUR 1,528 1,692,145
Seagate HDD Cayman
8.25% , 12/15/29
(a)
........... USD 7,500 8,044,332
8.50% , 07/15/31
(a)
........... 1,269 1,358,442
9.63% , 12/01/32 ............ 7,150 8,127,798
Select Medical Corp. , 6.25%
,
12/01/32
(a)
................ 117 114,943
Service Properties Trust
8.38% , 06/15/29 ............ 4,242 4,239,501
8.63% , 11/15/31
(a)
........... 2,400 2,548,524
8.88% , 06/15/32 ............ 263 256,083
Sinclair Television Group, Inc. , 8.13%
,
02/15/33
(a)
................ 1,036 1,041,761
Sitio Royalties Operating Partnership
LP , 7.88%
,
11/01/28
(a)
......... 63 65,453
Sonder Corp. , 10.00%
,
12/10/27
(f)
... 202 190,948
Sonder Holdings, Inc. , (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.71%
,
12/10/27
(b) (f)
.... 1,519 1,437,854
Spirit AeroSystems, Inc.
(a)
9.38% , 11/30/29 ............ 5,500 5,913,303
9.75% , 11/15/30 ............ 5,412 5,987,382
Stem, Inc. , 0.50%
,
12/01/28
(a) (k)
.... 47 12,690
STL Holding Co. LLC , 8.75%
,
02/15/29
(a)
................ 52 55,500
SUN Country Marine, Inc. , Series 2022-
1B , 5.75%
,
03/15/29
(f)
......... 9,414 9,437,723
Talen Energy Supply LLC , 8.63%
,
06/01/30
(a)
................ 3,850 4,106,807
Tenneco, Inc. , 8.00%
,
11/17/28
(a)
... 128 122,182
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 179 171,849
Transocean Titan Financing Ltd. ,
8.38%
,
02/01/28
(a)
........... 77 78,913
Transocean, Inc. , 8.25%
,
05/15/29
(a)
. 78 78,276

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Triumph Group, Inc. , 9.00%
,
03/15/28
(a)
USD 1,000 $ 1,048,087
Uniti Group LP , 10.50%
,
02/15/28
(a)
.. 9,321 9,965,845
Univision Communications, Inc.
(a)
6.63% , 06/01/27 ............ 2,500 2,500,647
8.00% , 08/15/28 ............ 3,000 3,066,786
UWM Holdings LLC , 6.63%
,
02/01/30
(a)
64 64,131
Venture Global LNG, Inc.
(a)
9.50% , 02/01/29 ............ 4,000 4,458,820
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (m)
......... 77 80,240
Warnermedia Holdings, Inc. , 6.41%
,
03/15/26 ................. 7,025 7,025,693
Weekley Homes LLC , 4.88%
,
09/15/28
(a)
................ 147 140,776
Wildfire Intermediate Holdings LLC ,
7.50%
,
10/15/29
(a)
........... 46 45,404
William Carter Co. (The) , 5.63%
,
03/15/27
(a)
................ 7 6,968
XHR LP , 4.88%
,
06/01/29
(a)
....... 16 15,203
Zayo Group Holdings, Inc. , 4.00%
,
03/01/27
(a)
................ 35 33,026
254,217,487
Zambia — 0.5%
First Quantum Minerals Ltd. , 9.38%
,
03/01/29
(a)
................ 3,544 3,751,111
Total Corporate Bonds — 62.4%
(Cost: $ 546,902,024 ) ............................. 501,250,093
Fixed Rate Loan Interests
France — 0.3%
Atos SE, 1st Lien Term Loan ,
9.00% 12/18/31 ............. EUR 2,500 2,528,662
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 6.05%
,
11/09/29
(f)
....... GBP 213 2,646
United States — 0.1%
Cotiviti Corp., 1st Lien Term Loan ,
7.63%
,
05/01/31 ............ USD 481 484,840
Total Fixed Rate Loan Interests — 0.4%
(Cost: $ 3,029,139 ) .............................. 3,016,148
Floating Rate Loan Interests
Canada — 0.2%
Clarios Global LP, 1st Lien Term Loan ,
01/15/32
(b) (o)
............... EUR 1,850 1,920,514
Finland — 0.3%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B5A , (1-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.73%
,
08/05/31
(b)
........... 1,867 1,947,278
Security
Par (000)
Par (000) Value
France — 0.6%
(b)
Financiere Mendel SAS, 1st Lien Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.18%
,
11/08/30 . EUR 2,500 $ 2,604,652
HomeVi SAS, 1st Lien Term Loan B ,
10/31/29
(o)
................ 2,000 2,075,236
4,679,888
Germany — 1.3%
(b)
Apleona Holding GmbH, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.36%
,
04/28/28 ............ 2,240 2,336,642
Kleopatra Finco SARL, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 4.73%),
8.13%
,
02/12/26 ............ 1,000 919,914
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.01%
,
02/21/30 ............ 2,263 2,357,646
Tele Columbus AG, Facility 1st Lien
Term Loan B , (6-mo. EURIBOR
at 6.00% Floor + 0.50%),
0.50%
,
01/01/29 ............ 1,049 892,941
TK Elevator Midco GmbH, Facility
1st Lien Term Loan B2 , (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.60%
,
04/30/30 ............ 2,357 2,463,886
Wittur Holding GmbH, Facility 1st Lien
Term Loan B , 09/29/28
(o)
....... 1,456 1,319,479
10,290,508
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 16.50%
,
11/10/27
(b) (f)
..... GBP 423 209,812
Luxembourg — 2.1%
(b)
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A , (6-mo. CME
Term SOFR at 0.00% Floor +
6.75%), 11.00%
,
01/01/30
(f)
..... USD 211 212,792
Altice Financing SA, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 7.79%
,
10/29/27 ..... EUR 1,188 1,085,529
Chrysaor Bidco SARL, Facility 1st Lien
Term Loan B , 10/31/31
(o)
....... 1,862 1,946,006
Concrete Investment II SCA, Facility
1st Lien Term Loan A2 , (3-mo.
CME Term SOFR + 2.00%),
5.05%
,
02/28/25
(f)
........... 89 9
Froneri International Ltd., 1st Lien Term
Loan , (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 5.10%
,
09/30/31 . 4,000 4,148,106
Genesys Cloud Services, Inc., 1st Lien
Term Loan B , 01/30/32
(o)
....... USD 5,236 5,238,530
Index HoldCo SARL, Facility 1st Lien
Term Loan A , 0.10%
,
12/29/28 ... EUR 1,766 419,084
Matterhorn Telecom SA, 1st Lien Term
Loan B , 01/16/32
(o)
........... 1,226 1,273,859
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2 , (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
6.63%
,
02/26/29 ............ 2,400 2,493,918
16,817,833

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 1.3%
(b)
Boels Topholding BV, Facility 1st Lien
Term Loan B3 , (1-mo. EURIBOR +
2.75%), 5.37%
,
05/23/31 ...... EUR 1,293 $ 1,346,255
Median BV, 1st Lien Term Loan ,
10.74%
,
10/14/27 ........... GBP 1,700 2,031,801
Nobian Finance BV, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 6.54%
,
07/01/29 ..... EUR 2,019 2,102,396
Sigma HoldCo BV, Facility 1st Lien
Term Loan B9 , (6-mo. EURIBOR
at 0.00% Floor + 4.50%),
7.06%
,
01/03/28 ............ 2,500 2,592,644
Ziggo BV, Facility 1st Lien Term Loan H ,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 5.85%
,
01/31/29 ...... 2,139 2,204,264
10,277,360
New Zealand — 0.4%
FNZ NZ Finco Ltd., 1st Lien Term Loan
B , (Daily SONIA at 0.00% Floor +
6.00%), 10.95%
,
11/05/31
(b) (f)
.... GBP 3,000 3,552,314
Spain — 1.1%
(b)
Cervantes Bidco SL, 1st Lien Term
Loan B , 06/13/31
(o)
........... EUR 1,927 2,009,683
Lorca Finco plc, Facility 1st Lien Term
Loan B3 , 03/25/31
(o)
.......... 4,689 4,888,688
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B2 , (6-mo.
EURIBOR at 0.00% Floor + 5.00%),
7.64%
,
12/31/29 ............ 1,706 1,775,693
8,674,064
United Kingdom — 2.9%
(b)
Belron Finance US LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 6.06%
,
10/16/31 . 3,227 3,363,336
CD&R Firefly Bidco plc, Facility 1st Lien
Term Loan B8 , 04/30/29
(o)
...... GBP 1,250 1,550,526
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B , 03/20/28
(o)
........... EUR 1,217 1,260,092
INEOS Finance plc, 1st Lien Term
Loan , (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.23%
,
06/23/31 . 3,931 4,074,308
INEOS Quattro Holdings Ltd., Facility
1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
7.23%
,
04/03/29 ............ 2,810 2,917,331
Leased & Tenented Pubs 1 Ltd., 1st
Lien Term Loan , 10/01/31
(o)
..... GBP 1,310 1,628,330
Market Bidco Ltd., Facility 1st Lien Term
Loan B3 , (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 7.52%
,
11/04/30 . EUR 1,800 1,866,685
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B2 , (3-mo.
EURIBOR at 0.00% Floor + 4.18%),
6.86%
,
12/15/28 ............ 2,000 2,063,140
Seashell Bidco SL, Delayed Draw
Facility 1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 6.50%),
8.66%
,
10/10/29
(f)
........... 74 76,482
VMED O2 UK HoldCo 4 Ltd., Facility
1st Lien Term Loan Z , 10/15/31
(o)
. 2,800 2,915,409
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B , 07/16/29
(o)
....... EUR 1,115 $ 1,166,728
22,882,367
United States — 7.9%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.60%
,
02/02/26
(b)
........... USD 735 456,973
Altar Bidco, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.75%
,
02/01/30
(b)
11,512 11,058,657
American Auto Auction Group LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 4.50%),
9.01%
,
12/30/27
(b)
........... 117 117,881
Amneal Pharmaceuticals LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.81%
,
05/04/28
(b)
........... 3,196 3,284,343
Applied Systems, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.33%
,
02/24/31
(b)
........... 847 854,528
Ascensus Group Holdings, Inc., 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.31%
,
08/02/28
(b)
........... 2 2,364
AssuredPartners, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.81%
,
02/14/31
(b)
........... 153 152,703
Avaya, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.81%
,
08/01/28
(b)
..... 57 47,875
Barracuda Networks, Inc., 1st Lien Term
Loan , 08/15/29
(b) (o)
........... 200 175,438
Boxer Parent Co., Inc., 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.06%
,
07/03/31
(b)
EUR 2,388 2,487,171
Champions Financing, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.27%
,
02/06/29
(b)
........... USD —
(p)
16
Chemours Co. (The), 1st Lien Term
Loan B3 , (1-mo. EURIBOR at
0.00% Floor + 3.25%), 5.98% -
6.12%
,
08/18/28
(b)
........... EUR 2,600 2,704,550
Cloud Software Group, Inc., 1st Lien
Term Loan B , 03/21/31
(b) (o)
...... USD 1,782 1,794,118
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.83%
,
03/30/29
(b)
........... 530 532,894
Clover Holdings 2 LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.43%
,
12/09/31
(b) (f)
.......... 1,488 1,501,020
Conair Holdings LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.18%
,
05/17/28
(b)
........... 87 80,341
ConnectWise LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.09%
,
09/29/28
(b)
178 179,304

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CoreWeave Compute Acquisition
Co. II LLC, Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 9.62%),
14.15%
,
07/30/28
(b) (f)
......... USD 1,265 $ 1,266,895
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.43%
,
05/16/29
(b) (f)
......... 789 783,076
CPPIB OVM Member US LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.58%
,
08/07/31
(b)
........... 198 198,903
CSC Holdings LLC, 1st Lien Term
Loan B5 , (6-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.17%
,
04/15/27
(b)
........... 46 43,151
Cubic Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.25%), 9.03%
,
05/25/28
(b)
827 567,738
Cubic Corp., 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.25%), 9.03%
,
05/25/28
(b)
168 115,472
CVR Energy, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.35%
,
12/30/27
(b)
163 163,407
Digital Room Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.71%
,
12/21/28
(b)
........... 235 228,167
DIRECTV Financing LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.55%
,
08/02/27
(b)
........... 135 134,959
Eastman Chemical, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 9.84%
,
11/01/28
(b)
170 121,543
ECL Entertainment LLC, Facility 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.81%
,
08/30/30
(b)
........... 489 492,126
EIS Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 11.32%
,
07/08/28
(b) (f)
584 561,457
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
11.31%
,
07/10/28
(b) (f)
......... 58 56,146
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.66%
,
12/29/27
(b) (f)
......... 281 216,553
First Brands Group LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.61%
,
03/30/27
(b)
EUR 2,585 2,627,715
GoTo Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.19%
,
04/30/28
(b)
USD 199 183,012
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.05%
,
10/25/28
(b) (f)
......... 164 131,329
Security
Par (000)
Par (000) Value
United States (continued)
J&J Ventures Gaming LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR
+ 3.50%), 7.80%
,
04/26/30
(b)
.... USD 317 $ 316,626
Jack Ohio Finance LLC, 1st Lien Term
Loan , 01/28/32
(b) (o)
........... 103 103,515
Level 3 Financing, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 2.00% Floor + 6.56%),
10.87%
,
04/16/29
(b)
.......... 54 54,980
Maverick Gaming LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.81% , 06/05/28
(b)
........ 317 232,536
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.39%
,
11/01/29
(b) (f)
.......... 461 230,500
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 0.00%),
10.49% 02/16/29
(b) (f)
.......... 18 18,337
Montage Hotels & Resorts LLC, Term
Loan , (3-mo. CME Term SOFR +
6.00%), 10.31% 02/16/29
(b) (f)
.... 333 330,066
Naked Juice LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.43%
,
01/24/29
(b)
398 289,437
Naked Juice LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.43%
,
01/24/30
(b)
969 312,473
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.33%
,
07/25/31
(b) (f)
.......... 95 95,831
Park River Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
7.82%
,
12/28/27
(b)
........... 90 88,550
Pitney Bowes, Inc., 1st Lien Term Loan ,
01/30/32
(b) (f) (o)
.............. 5,000 4,950,000
Playtika Holding Corp., Facility 1st Lien
Term Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.18%
,
03/13/28
(b)
........... 475 477,087
Potters Borrower LP, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.06%
,
12/14/27
(b)
........... 87 88,068
Preferred SPV Borrower, 1st Lien Term
Loan B , (12-mo. CME Term SOFR +
5.00%), 9.17%
,
06/30/31
(b)
..... 586 589,418
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan B ,
10/28/30
(b) (o)
............... 606 611,490
Proofpoint, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.31%
,
08/31/28
(b)
1,525 1,532,919
Quartz Acquireco LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
06/28/30
(b) (f)
.......... 1,046 1,050,934

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Redstone Holdco 2 LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.30%
,
04/27/28
(b)
........... USD 4,690 $ 2,616,400
Redstone HoldCo 2 LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.60%
,
04/27/29
(b)
.......... 3,548 1,490,160
Sedgwick Claims Management
Services, Inc., 1st Lien Term Loan ,
07/31/31
(b) (o)
............... 241 242,665
Sinclair Television Group, Inc., 1st Lien
Term Loan B2B , 09/30/26
(b) (o)
.... 230 229,522
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.31%
,
09/11/29
(b) (f)
......... 488 488,000
Truist Insurance Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.08%
,
05/06/31
(b)
........... 192 191,925
Vaco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 9.48%
,
01/22/29
(b)
284 255,078
VeriFone Systems, Inc., 1st Lien Term
Loan , 08/20/25
(b) (o)
........... 2,227 2,100,909
Veritas Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 1.00%
Floor + 12.50%), 16.93%
,
06/30/31
(b)
1,325 1,319,776
Waystar Technologies, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.56%
,
10/22/29
(b)
........... 4,785 4,800,916
Woof Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.34%
,
12/21/27
(b)
........... 146 90,462
Xerox Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor +
4.00%; 3-mo. CME Term SOFR at
0.50% Floor + 4.00% at 0.50% Floor
+ 0.00%), 8.31%
,
11/19/29
(b)
.... 5,083 5,041,230
Zayo Group Holdings, Inc., 1st Lien
Term Loan , 03/09/27
(b) (o)
....... 92 88,311
63,649,946
Total Floating Rate Loan Interests — 18.1%
(Cost: $ 155,129,558 ) ............................. 144,901,884
Foreign Agency Obligations
France — 0.4%
Electricite de France SA
(b)(c)(m)
(13-Year GBP Swap Semi + 4.23%),
6.00% ................. GBP 1,000 1,239,900
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 1,600 1,558,490
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 500 633,701
3,432,091
Security
Par (000)
Par (000) Value
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA ,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b) (c)
............... EUR 1,725 $ 1,793,319
Total Foreign Agency Obligations — 0.6%
(Cost: $ 5,317,326 ) .............................. 5,225,410
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ........ 260,000 5,473,000
Janus Henderson AAA CLO ETF ... 100,000 5,104,000
Total Investment Companies — 1.3%
(Cost: $ 10,575,018 ) .............................. 10,577,000
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0 .5%
United States — 0.5%
CSMC Trust, Series 2022-LION,
Class A, (1-mo. CME Term SOFR
at 3.59% Floor + 3.44%), 7.75%,
02/15/25
(a) (b) (f)
.............. USD 4,000 3,924,595
Total Non-Agency Mortgage-Backed Securities — 0.5%
(Cost: $ 3,999,180 ) .............................. 3,924,595
Preferred Securities
Capital Trusts — 0 .3%
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(b) (c) (m)
................ EUR 2,000 2,113,703
Total Capital Trusts — 0.3%
(Cost: $ 2,030,934 ) .............................. 2,113,703
Shares
Shares
Preferred Stocks — 0 .7%
United States — 0.7%
Aiven OY , Series D
(e) (f)
........... 6,597 381,900
Cap Hill Brands
(e) (f)
............. 506,652 86,131
CW Opportunity 2 LP , 10.00%
(e) (f)
... 430,000 546,100
Dream Finders Homes, Inc.
(Preference) , 9.00%
(f)
......... 2,261 2,212,954
HawkEye 360, Inc. , Series D1
(e) (f)
... 34,579 420,135
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 723,000 )
(e) (f) (i)
.... 723,000 686,850
Lessen Holdings, Inc. , Series B
(e) (f)
.. 16,373 63,691
Veritas Newco
(e)
............... 17,298 389,201
Veritas Newco, Series G-1
(e)
...... 11,940 268,660

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 567,638 ) ,
12.00% ,
(e) (f) (i)
............... 194,516 $ 1,038,715
6,094,337
Total Preferred Stocks — 0.7%
(Cost: $ 6,803,271 ) .............................. 6,094,337
Total Preferred Securities — 1.0%
(Cost: $ 8,834,205 ) .............................. 8,208,040
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(e)
.................. 5,012 737
France — 0.0%
Atos SE ( 1 Share for 1 Warrant, Expires
12/17/27 )
(e)
................ 37,914,237 86,531
Germany — 0.0%
Tonies SE ( Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 04/30/26 , Strike Price EUR
11.50 )
(e)
.................. 109,736 11,384
Luxembourg — 0.0%
HomeToGo SE ( Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 12/31/25 , Strike Price EUR
11.50 )
(e)
.................. 71,516 74
United States — 0.1%
(e)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 11/03/26 , Strike
Price USD 11.50 ) ............ 529 677
Crown PropTech Acquisitions ( Issued/
Exercisable 02/05/21 , 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50 )
(f)
........... 16,190 4,499
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 )
(f)
........... 9,692 —
EVgo, Inc. ( Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50 ) ................... 7,796 2,662
Flagstar Financial, Inc. , (Acquired
03/07/24 , cost $ 0 ) ( Issued/
Exercisable 03/11/24 , 1 Share for
1 Warrant, Expires 03/11/31 , Strike
Price USD 2.50 )
(i)
............ 43 95,665
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(f)
................... 4,328 32,676
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
11.17 )
(f)
.................. 1,695 7,373
Security
Shares
Shares Value
United States (continued)
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(f)
................... 10,681 $ 80,642
Latch, Inc. ( Issued/Exercisable
12/29/20 , 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50 )
(f)
.................. 6,894 —
Lightning eMotors, Inc. ( Issued/
Exercisable 05/06/21 , 1 Share for
1 Warrant, Expires 12/15/25 , Strike
Price USD 11.50 )
(f)
........... 17,391 —
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 13,726 154
Palladyne AI Corp. ( Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 20,304 11,894
Palladyne AI Corp. ( Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
69.00 ) ................... 5,599 3,280
Service King Midas International
( Issued/Exercisable 07/14/22 ,
1 Share for 1 Warrant, Expires
04/26/27 , Strike Price USD 10.00 )
(f)
580 —
Sonder Corp. ( Issued/Exercisable
12/30/24 , 1 Share for 1 Warrant,
Expires 12/30/29 , Strike Price USD
0.01 )
(f)
................... 3,884 13,283
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 ) ( Issued/
Exercisable 10/14/22 , 1 Share for
1 Warrant, Expires 10/07/32 , Strike
Price USD 0.01 )
(f) (i)
........... 23,975 106,928
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 11,228 ) ( Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(i)
.................. 11,228 403
360,136
Total Warrants — 0 .1%
(Cost: $ 140,376 ) ................................ 458,862
Total Long-Term Investments — 92 .7%
(Cost: $ 816,184,452 ) ............................. 744,544,007
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 1.5%
(q)
Barclays Bank plc , 4.15% , 03/21/25
(Purchased on 01/31/25 to be
repurchased at USD 138,271 ,
collateralized by Park River
Holdings, Inc. , 5.63%, due at
02/01/29 , par and fair value of USD
156,000 and $ 133,407 , respectively) USD 138 138,255

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc , (0.35) % , Open
(Purchased on 01/30/25 to be
repurchased at USD 718,170 ,
collateralized by Webuild SpA ,
7.00%, due at 09/27/28 , par and
fair value of EUR 620,000 and
$ 703,278 , respectively)
(r)
....... EUR 692 $ 718,178
Barclays Capital, Inc. , 2.75% , 03/21/25
(Purchased on 01/31/25 to be
repurchased at USD 245,685 ,
collateralized by Great Lakes
Dredge & Dock Corp. , 5.25%, due at
06/01/29 , par and fair value of USD
261,000 and $ 242,401 , respectively) USD 246 245,666
BNP Paribas SA , (0.20) % , Open
(Purchased on 01/30/25 to be
repurchased at USD 1,026,609 ,
collateralized by Webuild SpA ,
3.63%, due at 01/28/27 , par and
fair value of EUR 990,000 and
$ 1,028,977 , respectively)
(r)
..... EUR 990 1,026,615
BNP Paribas SA , 2.50% , Open
(Purchased on 01/30/25 to be
repurchased at USD 1,350,575 ,
collateralized by Next Group plc ,
3.63%, due at 05/18/28 , par and
fair value of GBP 1,100,000 and
$ 1,319,621 , respectively)
(r)
..... GBP 1,089 1,350,483
Goldman Sachs & Co. LLC ,
4.10% , Open (Purchased on
12/09/24 to be repurchased at
USD 331,462 , collateralized by
PBF Holding Co. LLC , 6.00%, due
at 02/15/28 , par and fair value
of USD 329,000 and $ 324,245 ,
respectively)
(r)
.............. USD 329 329,411
Goldman Sachs International ,
2.60% , Open (Purchased on
01/30/25 to be repurchased at
USD 1,153,280 , collateralized by
Verisure Midholding AB , 5.25%,
due at 02/15/29 , par and fair value
of EUR 1,080,000 and $ 1,127,740 ,
respectively)
(r)
.............. EUR 1,112 1,153,197
J.P. Morgan Securities plc ,
(0.35) % , Open (Purchased on
01/30/25 to be repurchased at USD
347,502 , collateralized by Webuild
SpA , 7.00%, due at 09/27/28 , par
and fair value of EUR 300,000 and
$ 340,296 , respectively)
(r)
....... 335 347,505
J.P. Morgan Securities plc ,
1.95% , Open (Purchased on
01/30/25 to be repurchased at USD
1,093,191 , collateralized by CTEC II
GmbH , 5.25%, due at 02/15/30 , par
and fair value of EUR 1,100,000 and
$ 1,066,445 , respectively)
(r)
..... 1,054 1,093,132
J.P. Morgan Securities plc ,
2.65% , Open (Purchased on
01/30/25 to be repurchased at
USD 1,744,056 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 1,800,000 and $ 1,746,762 ,
respectively)
(r)
.............. 1,681 1,743,928
Security
Par (000)
Par (000) Value
J.P. Morgan Securities plc ,
2.70% , Open (Purchased on
01/09/25 to be repurchased at
USD 745,765 , collateralized by
Banco Santander SA , 3.63%, par
and fair value of EUR 800,000 and
$ 756,327 , respectively)
(m) (r)
..... EUR 718 $ 744,704
J.P. Morgan Securities plc ,
2.70% , Open (Purchased on
01/30/25 to be repurchased at
USD 1,744,058 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 1,800,000 and $ 1,746,762 ,
respectively)
(r)
.............. 1,681 1,743,927
RBC Europe Ltd. , 2.65% , Open
(Purchased on 01/30/25 to be
repurchased at USD 1,153,282 ,
collateralized by Verisure Midholding
AB , 5.25%, due at 02/15/29 , par
and fair value of EUR 1,080,000 and
$ 1,127,739 , respectively)
(r)
..... 1,112 1,153,197
Total Borrowed Bond Agreements — 1.5%
(Cost: $ 11,819,425 ) .............................. 11,788,198
Shares
Shares
Money Market Funds — 7.0%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.26%
(s) (t)
.... 56,019,171 56,019,171
Total Money Market Funds — 7 .0%
(Cost: $ 56,019,171 ) .............................. 56,019,171
Total Short-Term Securities — 8.5%
(Cost: $ 67,838,596 ) .............................. 67,807,369
Total Options Purchased — 0 .1%
(Cost: $ 975,265 ) ................................ 1,172,285
Total Investments Before Options Written and Borrowed Bonds
— 101.3%
(Cost: $ 884,998,313 ) ............................. 813,523,661
Total Options Written — (0.0) %
(Premiums Received — $ (103,021) ) .................. (133,646)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — ( 1 .4 ) %
Austria — (0.4)%
Erste Group Bank AG , (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% , 11/15/32
(b)
........... (3,600) (3,493,524)
Germany — (0.1)%
CTEC II GmbH , 5.25% , 02/15/30 ... (1,100) (1,066,445)
Italy — (0.2)%
Webuild SpA:
3.63% , 01/28/27 ............ (990) (1,028,977)
7.00% , 09/27/28 ............ (920) (1,043,574)
(2,072,551)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Spain — (0.1)%
Banco Santander SA , (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(b) (m)
................. EUR (800) $ (756,327)
Sweden — (0.3)%
Verisure Midholding AB ,
5.25% , 02/15/29 ............ (2,160) (2,255,479)
United Kingdom — (0.2)%
Next Group plc , 3.63% , 05/18/28 ... GBP (1,100) (1,319,621)
United States — (0.1)%
Great Lakes Dredge & Dock Corp. ,
5.25% , 06/01/29
(a)
........... USD (261) (242,401)
Park River Holdings, Inc. ,
5.63% , 02/01/29
(a)
........... (156) (133,407)
Security
Par (000)
Par (000) Value
United States (continued)
PBF Holding Co. LLC , 6.00% , 02/15/28 USD (329) $ (324,245)
(700,053)
Total Borrowed Bonds — ( 1 .4 ) %
(Proceeds: $ (11,658,933) ) .........................
(11,664,000)
Total Investments Net of Options Written and Borrowed Bonds
— 99 .9%
(Cost: $ 873,236,359 ) ............................. 801,726,015
Other Assets Less Liabilities — 0.1% ................... 894,665
Net Assets — 100.0% .............................. $ 802,620,680
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,301,234, representing 0.41% of its net assets as of period end, and an original cost of $2,839,352.
(j)
Zero-coupon bond.
(k)
Convertible security.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Perpetual security with no stated maturity date.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Rounds to less than 1,000.
(q)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(r)
The amount to be repurchased assumes the maturity will be the day after the period end.
(s)
Affiliate of the Fund.
(t)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 94,657,933 $ — $ (38,638,762)
(a)
$ — $ — $ 56,019,171 56,019,171 $ 1,774,799 $ —
— —
(a)
Represents net amount purchased (sold).

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 38 03/20/25 $ 4,141 $ (31,081)
U.S. Treasury 10-Year Ultra Note ............................................... 2 03/20/25 223 (2,627)
U.S. Treasury 2-Year Note .................................................... 20 03/31/25 4,115 7,614
U.S. Treasury 5-Year Note .................................................... 15 03/31/25 1,598 215
(25,879)
Short Contracts
EURO STOXX 50 Index ..................................................... 12 03/21/25 656 (36,275)
Russell 2000 E-Mini Index .................................................... 25 03/21/25 2,869 107,021
S&P 500 E-Mini Index ....................................................... 1 03/21/25 303 3,050
73,796
$ 47,917
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 483,130 AUD 760,000 Toronto Dominion Bank 03/19/25 $ 10,556
USD 1,151,342 EUR 1,092,000 Barclays Bank plc 03/19/25 16,294
USD 276,482,112 EUR 262,513,000 BNP Paribas SA 03/19/25 3,620,473
USD 12,453,517 EUR 11,844,378 Deutsche Bank AG 03/19/25 142,217
USD 796,337 EUR 761,643 Goldman Sachs International 03/19/25 4,669
USD 974,035 EUR 935,113 JPMorgan Chase Bank NA 03/19/25 2,059
USD 67,401 EUR 63,888 Standard Chartered Bank 03/19/25 994
USD 467,686 EUR 443,312 Toronto Dominion Bank 03/19/25 6,898
USD 816,732 EUR 774,800 UBS AG 03/19/25 11,388
USD 2,200,195 GBP 1,769,000 Bank of America NA 03/19/25 7,109
USD 2,411,454 GBP 1,934,041 Barclays Bank plc 03/19/25 13,760
USD 51,291,735 GBP 40,552,916 Deutsche Bank AG 03/19/25 1,016,980
USD 601,490 GBP 484,143 JPMorgan Chase Bank NA 03/19/25 1,282
USD 130,481 JPY 19,821,000 BNP Paribas SA 03/19/25 2,074
USD 55,838 JPY 8,482,000 Canadian Imperial Bank of Commerce 03/19/25 889
USD 253,295 SEK 2,751,000 JPMorgan Chase Bank NA 03/19/25 4,564
4,862,206
EUR 1,389,253 USD 1,448,537 Barclays Bank plc 03/19/25 (4,518)
USD 2,889,511 EUR 2,781,345 Barclays Bank plc 03/19/25 (1,478)
USD 947,095 GBP 776,000 Deutsche Bank AG 03/19/25 (14,937)
(20,933)
$ 4,841,273
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index ......................... 750 02/19/25 USD 23.00 USD 1,232 $ 52,125
CBOE Volatility Index ......................... 750 02/19/25 USD 25.00 USD 1,232 44,250
EURO STOXX 50 Index ....................... 107 02/21/25 EUR 5,250.00 EUR 5,657 92,631
EURO STOXX 50 Index ....................... 178 02/21/25 EUR 5,150.00 EUR 9,411 291,851
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,000 02/21/25 USD 109.00 USD 10,746 247,000
U.S. Treasury 10-Year Note ..................... 75 02/21/25 USD 111.00 USD 7,500 5,859

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 750 03/21/25 USD 111.00 USD 8,060 $ 13,125
Sabre Corp. ............................... 1,000 04/17/25 USD 7.00 USD 335 5,499
U.S. Treasury 30-Year Bond .................... 75 05/23/25 USD 123.00 USD 7,500 32,813
STOXX Europe 600 Auto & Parts ................. 34 06/20/25 EUR 580.00 EUR 980 35,713
STOXX Europe 600 Auto & Parts ................. 64 06/20/25 EUR 560.00 EUR 1,845 97,267
918,133
Put
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,500 02/21/25 USD 74.00 USD 11,958 2,249
iShares Russell 2000 ETF ...................... 150 02/21/25 USD 215.00 USD 3,397 16,800
iShares Russell 2000 ETF ...................... 200 02/21/25 USD 220.00 USD 4,530 43,000
iShares Russell 2000 ETF ...................... 200 02/21/25 USD 218.00 USD 4,530 13,100
SPDR S&P 500 ETF Trust ...................... 235 02/21/25 USD 585.00 USD 14,143 64,038
EURO STOXX Banks Index .................... 337 03/21/25 EUR 152.50 EUR 2,728 26,657
165,844
$ 1,083,977
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Saipem SpA ............ Bank of America NA 191,500 06/20/25 EUR 2.00 EUR 454 $ 43,837
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Bank of America NA 02/19/25 USD 106.00 USD 10,000 $ 7,283
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Bank of America NA 02/19/25 USD 106.00 USD 5,000 3,642
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Barclays Bank plc 02/19/25 USD 106.00 USD 5,000 3,642
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Barclays Bank plc 02/19/25 USD 106.00 USD 10,000 7,283
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
JPMorgan Chase Bank
NA 02/19/25 EUR 337.50 EUR 22,800 18,615
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
JPMorgan Chase Bank
NA 02/19/25 EUR 425.00 EUR 15,000 4,006
$ 44,471
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 750 02/19/25 USD 45.00 USD 1,232 $ (15,000)
CBOE Volatility Index .......................... 750 02/19/25 USD 42.50 USD 1,232 (16,500)
EURO STOXX 50 Index ........................ 107 02/21/25 EUR 5,450.00 EUR 5,657 (11,045)
EURO STOXX 50 Index ........................ 178 02/21/25 EUR 5,400.00 EUR 9,411 (35,270)
(77,815)
Put
iShares Russell 2000 ETF ....................... 200 02/21/25 USD 205.00 USD 4,530 (6,699)
iShares Russell 2000 ETF ....................... 350 02/21/25 USD 200.00 USD 7,927 (8,050)
SPDR S&P 500 ETF Trust ....................... 110 02/21/25 USD 555.00 USD 6,620 (18,315)
SPDR S&P 500 ETF Trust ....................... 125 02/21/25 USD 560.00 USD 7,523 (9,812)
EURO STOXX Banks Index ..................... 337 03/21/25 EUR 140.00 EUR 2,728 (8,303)
(51,179)
$ (128,994)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 % Quarterly Bank of America NA 02/19/25 B+ USD 102.00 USD 10,000 $ (3,101)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly Bank of America NA 02/19/25 B+ USD 102.00 USD 5,000 (1,551)
$ (4,652)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 42.V2 . 5 .00 % Quarterly 12/20/29 EUR 225 $ (22,174) $ (19,625) $ (2,549)
iTraxx Europe Main Index Series 42.V1 ..... 1 .00 Quarterly 12/20/29 EUR 728 (17,211) (15,505) (1,706)
iTraxx Europe Senior Financials Index Series
42.V1 ......................... 1 .00 Quarterly 12/20/29 EUR 1,937 (39,638) (33,867) (5,771)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 Quarterly 12/20/29 USD 1,552 (135,581) (107,107) (28,474)
$ (214,604) $ (176,104) $ (38,500)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 143 $ 4,260 $ — $ 4,260
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (4,263) — (4,263)
$ (3) $ — $ (3)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ally Financial, Inc. ......... 5 .00 % Quarterly Citibank NA 06/20/25 USD 880 $ (21,053) $ (7,230) $ (13,823)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 1,320 (31,579) (10,842) (20,737)
Ardagh Packaging Finance plc . 5 .00 Quarterly Deutsche Bank AG 06/20/25 EUR 964 258,472 116,584 141,888
Ardagh Packaging Finance plc . 5 .00 Quarterly Deutsche Bank AG 06/20/25 EUR 574 153,903 76,077 77,826
Ardagh Packaging Finance plc . 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 873 234,073 62,063 172,010
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (5,769) 2,558 (8,327)
Macy's Retail Holdings LLC ... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 (8,373) 42,569 (50,942)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (4,546) 8,215 (12,761)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (5,456) 7,505 (12,961)
Boparan Finance plc ....... 5 .00 Quarterly Goldman Sachs International 12/20/25 EUR 864 (27,803) 15,394 (43,197)
Grifols SA ............... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 670 (22,285) (5,880) (16,405)
Grifols SA ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 1,068 (35,523) (2,389) (33,134)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 300 13,132 19,360 (6,228)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 200 8,754 9,956 (1,202)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (35,644) 16,002 (51,646)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 449 (62,343) (27,734) (34,609)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 12/20/27 EUR 2,100 (25,724) 96,526 (122,250)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 750 12,752 115,572 (102,820)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 8,671 76,474 (67,803)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 7,651 73,097 (65,446)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,500 25,503 321,755 (296,252)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 5,101 47,349 (42,248)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 8,501 75,017 (66,516)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 17,002 203,248 (186,246)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (101,952) 47,175 (149,127)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (70,881) 32,860 (103,741)
UniCredit SpA ............ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 1,939 (23,028) 80,603 (103,631)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 490 32,162 32,980 (818)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 54,479 56,063 (1,584)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (1,707) 4,314 (6,021)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 (8,755) 34,035 (42,790)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 775 (17,630) 18,815 (36,445)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 200 (1,989) (761) (1,228)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,711 (168,718) 53,754 (222,472)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 (2,553) 120,895 (123,448)
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 3,000 (515,399) (148,232) (367,167)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 170 21,987 16,021 5,966
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 330 42,680 31,099 11,581
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 200 (1,503) 2,105 (3,608)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,500 (242,907) (166,752) (76,155)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 750 (121,454) (73,691) (47,763)
Novafives SAS ........... 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 948 (167,741) (77,268) (90,473)
Novafives SAS ........... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 1,026 (181,543) (64,643) (116,900)
Picard Bondco SA ......... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 1,069 (101,211) (83,157) (18,054)
Xerox Corp. ............. 1 .00 Quarterly Bank of America NA 06/20/29 USD 700 110,088 73,554 36,534
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 970 (96,946) (18,913) (78,033)
Grifols SA ............... 5 .00 Quarterly BNP Paribas SA 12/20/29 EUR 1,245 (7,692) (35,275) 27,583
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 2,131 34,334 52,506 (18,172)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Panama ........ 1 .00 % Quarterly Citibank NA 12/20/29 USD 4,000 $ 173,945 $ 121,939 $ 52,006
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/29 USD 14,570 (113,954) (19,346) (94,608)
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/29 EUR 2,617 (371,429) (335,854) (35,575)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 994 34,291 47,821 (13,530)
United Group BV .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 964 (90,981) (63,873) (27,108)
Verisure Midholding AB ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 1,000 (100,143) (70,094) (30,049)
Volvo Car AB ............ 5 .00 Quarterly Barclays Bank plc 12/20/29 EUR 4,140 (569,282) (536,766) (32,516)
Ziggo Bond Co. BV ........ 5 .00 Quarterly BNP Paribas SA 12/20/29 EUR 1,901 (157,842) (119,963) (37,879)
$ – $ – $ –
$ (2,265,857) $ 343,197 $ (2,609,054)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Sprint Communications LLC 5 .00 % Quarterly Barclays Bank plc 06/20/25 BBB- USD 3,000 $ 72,776 $ 34,455 $ 38,321
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,000 48,516 25,026 23,490
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,200 53,368 31,408 21,960
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 1,300 31,536 18,047 13,489
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 667 16,172 9,560 6,612
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 41,484 29,858 11,626
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 24,890 17,923 6,967
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 91,265 62,806 28,459
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 24,889 18,075 6,814
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 712 15,809 (15,972) 31,781
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 182 12,060 (22,149) 34,209
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 125 8,273 (15,199) 23,472
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 248 16,467 (31,133) 47,600
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 377 24,986 (47,253) 72,239
CMA CGM SA ........ 5 .00 Quarterly Bank of America NA 12/20/27 BB+ EUR 800 87,735 (14,292) 102,027
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 942 103,308 (18,559) 121,867
Boparan Finance plc ... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 2,137 (32,403) (132,791) 100,388
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 CCC+ EUR 712 73,518 (15,124) 88,642
Forvia SE ........... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BB EUR 969 91,616 99,542 (7,926)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B+ USD 2,000 (130,276) (191,453) 61,177
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 1,200 65,495 36,238 29,257
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BB+ USD 650 105,333 92,466 12,867
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BB+ USD 1,000 162,050 130,047 32,003
ADT Security Corp. (The) 5 .00 Quarterly Barclays Bank plc 12/20/29 NR USD 2,000 346,853 325,717 21,136
ADT Security Corp. (The) 5 .00 Quarterly
Goldman Sachs
International 12/20/29 NR USD 2,000 346,853 308,342 38,511
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 12/20/29 BB USD 4,000 710,709 712,640 (1,931)
Amkor Technology, Inc. .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB USD 2,000 355,355 367,615 (12,260)
Apache Corp. ........ 1 .00 Quarterly Citibank NA 12/20/29 BBB- USD 2,000 22,804 (30,774) 53,578
Apache Corp. ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 4,000 45,608 (60,006) 105,614
Apache Corp. ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 1,000 11,402 (8,634) 20,036

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Apache Corp. ........ 1 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 1,000 $ 11,402 $ (11,603) $ 23,005
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/29 BBB- USD 2,000 10,304 (9,418) 19,722
Boeing Co. (The) ...... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 3,000 15,455 (43,698) 59,153
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 500 68,102 51,099 17,003
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 500 68,102 52,395 15,707
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 500 68,102 52,964 15,138
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 1,500 204,307 146,484 57,823
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 500 68,102 65,583 2,519
EQM Midstream Partners
LP .............. 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 2,000 372,808 343,769 29,039
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 B EUR 950 (208,601) (47,965) (160,636)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 481 43,444 33,955 9,489
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,157 423,762 358,805 64,957
iTraxx Europe Crossover
Index Series 42.V2 35-
100% ........... 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 13,829 2,807,548 2,766,481 41,067
Markit CDX North American
High Yield Index Series
43 15-25% ........ 5 .00 Quarterly Bank of America NA 12/20/29 B+ USD 5,000 336,303 308,206 28,097
NRG Energy, Inc. ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB USD 2,000 340,079 329,900 10,179
Paramount Global ..... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 5,000 (962) (6,447) 5,485
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 500 (41,024) (46,959) 5,935
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B+ USD 1,000 (82,049) (114,235) 32,186
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B+ USD 500 (41,024) (44,407) 3,383
Royal Caribbean Cruises
Ltd. ............. 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 2,000 376,133 335,973 40,160
Royal Caribbean Cruises
Ltd. ............. 5 .00 Quarterly Barclays Bank plc 12/20/29 BB+ USD 2,000 376,133 324,996 51,137
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 500 69,622 57,462 12,160
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 2,000 278,487 213,406 65,081
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 500 69,622 63,323 6,299
Sirius XM Radio LLC ... 5 .00 Quarterly Barclays Bank plc 12/20/29 BB+ USD 500 69,622 58,855 10,767
Sirius XM Radio LLC ... 5 .00 Quarterly Citibank NA 12/20/29 BB+ USD 4,000 556,973 441,306 115,667
Tenet Healthcare Corp. .. 5 .00 Quarterly Bank of America NA 12/20/29 B- USD 2,000 340,764 331,495 9,269
Tenet Healthcare Corp. .. 5 .00 Quarterly Citibank NA 12/20/29 B- USD 500 85,191 77,764 7,427
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B- USD 500 85,191 78,496 6,695
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 50 (100) (129) 29
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 2,000 (6,782) — (6,782)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Citibank NA 12/20/29 BB USD 2,000 (6,782) (29,126) 22,344

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 % Quarterly
Goldman Sachs
International 12/20/29 BB USD 2,000 $ (6,782) $ (33,388) $ 26,606
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 12/20/29 BB+ USD 3,000 518,925 465,056 53,869
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 650 112,434 102,398 10,036
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 650 112,434 101,905 10,529
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,000 172,975 158,484 14,491
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 500 86,487 82,880 3,607
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,000 172,975 158,484 14,491
$ 10,776,133 $ 8,890,975 $ 1,885,158
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
07/09/26 $ 1,425,478 $ (61,366)
(c)
$ 1,367,806 0 .2%
Monthly
JPMorgan Chase
Bank NA
(d)
02/10/25 (3,172,914) (11,043)
(e)
(3,187,794) 0 .7
Monthly
Merrill Lynch
International &
Co.
(f)
02/15/28 (517,184) 64,109
(g)
(449,244) 0 .5
Monthly
Merrill Lynch
International &
Co.
(h)
02/15/28 (25,650) (2,403)
(i)
(27,450) 0 .0
$ (10,703) $ (2,296,682)
(b) (d) (f)
Range: 20-26 basis points 15-183 basis points 20-50 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR) USD - 1D Overnight Bank Funding Rate (OBFR01) GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(h)
Range: 15 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c)
Amount includes $(3,694) of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $3,837 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(f) Merill Lynch
(g)
Amount includes $(3,831) of net dividends and financing fees.
(h) Merill L
(i)
Amount includes $(603) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date July 9, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Germany
Northern Data AG ......... 29,000 $ 1,338,098 97 .8%
United States
AMC Networks, Inc. , Class A .. 3,085 29,708 2 .2
Total Reference Entity — Long ............ 1,367,806
Net Value of Reference Entity — Barclays Bank
plc ................................
$ 1,367,806
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date February 10, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 4,526 43,585 ( 1 .4 )
Eagle Bancorp, Inc. ........ 759 19,893 ( 0 .6 )
Flagstar Financial, Inc. ...... 7,124 84,277 ( 2 .6 )
Informatica, Inc. , Class A .... 35,000 898,800 ( 28 .2 )
Paramount Global , Class B ... 10,000 108,800 ( 3 .4 )
1,155,355
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (32,029) (2,553,352) 80 .1
iShares iBoxx $ Investment
Grade Corporate Bond ETF (7,392) (794,344) 24 .9
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (1,588) (213,046) 6 .7
Vanguard Intermediate-Term
Corporate Bond ETF ..... (8,447) (682,518) 21 .4
(4,243,260)
Common Stocks
United States
Atlantic Union Bankshares Corp. (350) (13,219) 0 .4
Community Financial System,
Inc. ................. (333) (21,821) 0 .7
CVB Financial Corp. ....... (839) (17,485) 0 .5
Shares Value
% of Basket
Value
United States (continued)
Provident Financial Services,
Inc. ................. (1,159) $ (21,523) 0 .7%
ServisFirst Bancshares, Inc. .. (285) (25,841) 0 .8
(99,889)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (3,187,794)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Liberty Global Ltd. , Class A ... 60,802 699,831 ( 155 .8 )
Switzerland
Sunrise Communications AG ,
ADR , Class A .......... 12,160 604,717 ( 134 .6 )
United Kingdom
Synthomer plc ........... 225,140 433,131 ( 96 .4 )
Total Reference Entity — Long ............ 1,737,679
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (8,080) (644,138) 143 .4
iShares Preferred & Income
Securities ETF ......... (48,500) (1,542,785) 343 .4
(2,186,923)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (449,244)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Brandywine Realty Trust .... (5,000) (27,450) 100 .0
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (27,450)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .32
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ (176,104) $ 4,260 $ (42,763) $ —
OTC Swaps ..................................................... 12,093,549 (2,859,377) 2,664,196 (3,398,795) —
Options Written ................................................... N/A N/A 20,263 (50,888) (133,646)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 110,071 $ — $ 7,829 $ — $ 117,900
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 4,862,206 — — 4,862,206
Options purchased
Investments at value — unaffiliated
(b)
............ — 44,471 1,089,142 — 38,672 — 1,172,285
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 4,260 — 4,260
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 14,693,636 64,109 — — — 14,757,745
$ — $ 14,738,107 $ 1,263,322 $ 4,862,206 $ 50,761 $ — $ 20,914,396
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 36,275 $ — $ 33,708 $ — $ 69,983
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 20,933 — — 20,933
Options written
Options written at value ..................... — 4,652 128,994 — — — 133,646
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 38,500 — — 4,263 — 42,763
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 6,183,360 74,812 — — — 6,258,172
$ — $ 6,226,512 $ 240,081 $ 20,933 $ 37,971 $ — $ 6,525,497
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (658,876) $ — $ (84,024) $ — $ (742,900)
Forward foreign currency exchange contracts .... — — — 11,501,225 — — 11,501,225
Options purchased
(a)
..................... — (936,508) (1,857,075) — 187,103 — (2,606,480)
Options written ........................ — 532,046 523,730 — 26,209 — 1,081,985
Swaps .............................. — (1,280,822) 219,715 — (15) — (1,061,122)
$ — $ (1,685,284) $ (1,772,506) $ 11,501,225 $ 129,273 $ — $ 8,172,708
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 763,995 $ — $ (151,314) $ — $ 612,681
Forward foreign currency exchange contracts .... — — — 7,485,673 — — 7,485,673
Options purchased
(b)
..................... — (130,216) 653,223 — (35,237) — 487,770
Options written ........................ — (55,257) (69,525) — — — (124,782)
Swaps .............................. — 1,172,727 132,815 — 81 — 1,305,623
$ — $ 987,254 $ 1,480,508 $ 7,485,673 $ (186,470) $ — $ 9,766,965
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 9,752,109
Average notional value of contracts — short ................................................................................. 5,189,300
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 362,664,711
Average amounts sold — in USD ........................................................................................ 12,981,598
Options
Average value of option contracts purchased ................................................................................ 1,962,856
Average value of option contracts written ................................................................................... 1,057,540
Average notional value of swaption contracts purchased ......................................................................... 152,562,706
Average notional value of swaption contracts written ........................................................................... 128,061,007
Credit default swaps
Average notional value — buy protection ................................................................................... 122,225,427
Average notional value — sell protection ................................................................................... 139,600,322
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 143,110
Average notional value — receives fixed rate ................................................................................ 143,110
Total return swaps
Average notional value ............................................................................................... 11,016,901
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 28,596 $ 9,147
Forward f oreign currency exchange contracts ................................................................. 4,862,206 20,933
Options
(a)
......................................................................................... 1,172,285 133,646
Swaps — centrally cleared .............................................................................. — 2,097
Swaps — OTC
(b)
..................................................................................... 14,757,745 6,258,172
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 20,820,832 $ 6,423,995
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,112,573) (140,238)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 19,708,259 $ 6,283,757
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 2,081,939 $ (138,093) $ (1,031,686) $ (660,000) $ 252,160
Barclays Bank plc ................................ 1,709,035 (741,795) — (967,240) —
BNP Paribas SA ................................. 7,182,209 (447,915) — (3,250,000) 3,484,294
Canadian Imperial Bank of Commerce .................. 889 — — — 889
Citibank NA .................................... 2,127,452 (664,314) — (1,440,000) 23,138
Deutsche Bank AG ............................... 1,724,868 (636,605) — — 1,088,263
Goldman Sachs International ........................ 885,194 (771,487) — — 113,707
JPMorgan Chase Bank NA .......................... 3,205,643 (2,144,850) (610,793) (450,000) —
Merrill Lynch International & Co. ...................... 64,109 (2,403) — — 61,706
Morgan Stanley & Co. International plc .................. 697,085 (697,085) — — —
Standard Chartered Bank ........................... 994 — — — 994
Toronto Dominion Bank ............................ 17,454 — — — 17,454
UBS AG ...................................... 11,388 — — — 11,388
$ 19,708,259 $ (6,244,547) $ (1,642,479) $ (6,767,240) $ 5,053,993
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
Bank of America NA .............................. $ 138,093 $ (138,093) $ — $ — $ —
Barclays Bank plc ................................ 741,795 (741,795) — — —
BNP Paribas SA ................................. 447,915 (447,915) — — —
Citibank NA .................................... 664,314 (664,314) — — —
Deutsche Bank AG ............................... 636,605 (636,605) — — —
Goldman Sachs International ........................ 771,487 (771,487) — — —
JPMorgan Chase Bank NA .......................... 2,144,850 (2,144,850) — — —
Merrill Lynch International & Co. ...................... 2,403 (2,403) — — —
Morgan Stanley & Co. International plc .................. 736,295 (697,085) — (39,210) —
$ 6,283,757 $ (6,244,547) $ — $ (39,210) $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 60,586,359 $ — $ 60,586,359
Common Stocks
Australia ............................................. 36,557 — — 36,557
Bermuda ............................................. — — 225,554 225,554
Canada ............................................. 574,923 — — 574,923
France .............................................. 197,068 — — 197,068
Germany ............................................ — — 10 10
Japan ............................................... — 87,908 1 87,909

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ 137,616 $ — $ 67 $ 137,683
United States .......................................... 3,297,741 674,082 1,164,089 5,135,912
Corporate Bonds
Australia ............................................. — 19,037 572,624 591,661
Austria .............................................. — 1,837,040 — 1,837,040
Belgium ............................................. — 1,737,000 — 1,737,000
Canada ............................................. — 8,174,137 2,463,359 10,637,496
Chile ............................................... — 81,395 — 81,395
China ............................................... — 5,000 2,844,940 2,849,940
Czech Republic ........................................ — 894,722 — 894,722
Denmark ............................................. — 1,190,200 — 1,190,200
Finland .............................................. — 607,360 — 607,360
France .............................................. — 26,246,686 308,573 26,555,259
Germany ............................................ — 29,226,456 480,146 29,706,602
Greece .............................................. — 750,602 — 750,602
Ireland .............................................. — 9,302,227 — 9,302,227
Italy ................................................ — 25,225,561 — 25,225,561
Japan ............................................... — 5,035,694 — 5,035,694
Jersey, Channel Islands ................................... — 2,976,035 — 2,976,035
Luxembourg .......................................... — 12,286,647 — 12,286,647
Netherlands ........................................... — 1,255,136 — 1,255,136
Norway .............................................. — 1,910,186 — 1,910,186
Portugal ............................................. — 14,000,750 — 14,000,750
Slovenia ............................................. — 1,770,974 — 1,770,974
South Korea .......................................... — 2,022,420 — 2,022,420
Spain ............................................... — 15,896,970 724,520 16,621,490
Sweden ............................................. — 9,442,876 — 9,442,876
Switzerland ........................................... — 4,674,552 — 4,674,552
United Kingdom ........................................ — 40,577,848 18,739,822 59,317,670
United States .......................................... — 240,003,869 14,213,618 254,217,487
Zambia .............................................. — 3,751,111 — 3,751,111
Fixed Rate Loan Interests
France .............................................. — 2,528,662 — 2,528,662
Jersey, Channel Islands ................................... — — 2,646 2,646
United States .......................................... — 484,840 — 484,840
Floating Rate Loan Interests
Canada ............................................. — 1,920,514 — 1,920,514
Finland .............................................. — 1,947,278 — 1,947,278
France .............................................. — 4,679,888 — 4,679,888
Germany ............................................ — 10,290,508 — 10,290,508
Jersey, Channel Islands ................................... — — 209,812 209,812
Luxembourg .......................................... — 16,605,032 212,801 16,817,833
Netherlands ........................................... — 10,277,360 — 10,277,360
New Zealand .......................................... — — 3,552,314 3,552,314
Spain ............................................... — 8,674,064 — 8,674,064
United Kingdom ........................................ — 22,805,885 76,482 22,882,367
United States .......................................... — 51,861,052 11,788,894 63,649,946
Foreign Agency Obligations ................................. — 5,225,410 — 5,225,410
Investment Companies .................................... 10,577,000 — — 10,577,000
Non-Agency Mortgage-Backed Securities ........................ — — 3,924,595 3,924,595
Preferred Securities
Spain ............................................... — 2,113,703 — 2,113,703
United States .......................................... — 657,861 5,436,476 6,094,337
Warrants .............................................. 27,582 185,879 245,401 458,862
Short-Term Securities
Borrowed Bond Agreements ................................. — 11,788,198 — 11,788,198
Money Market Funds ...................................... 56,019,171 — — 56,019,171
Options Purchased
Credit contracts .......................................... — 44,471 — 44,471
Equity contracts .......................................... 1,039,806 49,336 — 1,089,142
Interest rate contracts ...................................... 38,672 — — 38,672
Unfunded Floating Rate Loan Interests
(a)
........................... — — 5,783 5,783
Liabilities
Borrowed Bonds ......................................... — (11,664,000) — (11,664,000)
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund

Level 1 Level 2 Level 3 Total
Unfunded Floating Rate Loan Interests
(a)
........................... $ — $ (10,002) $ (4,351) $ (14,353)
$ 71,946,136 $ 662,716,779 $ 67,188,176 $ 801,851,091
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,600,087 $ — $ 2,600,087
Equity contracts ........................................... 110,071 64,109 — 174,180
Foreign currency exchange contracts ............................ — 4,862,206 — 4,862,206
Interest rate contracts ....................................... 7,829 4,260 — 12,089
Liabilities
Credit contracts ........................................... — (3,367,135) — (3,367,135)
Equity contracts ........................................... (128,994) (111,087) — (240,081)
Foreign currency exchange contracts ............................ — (20,933) — (20,933)
Interest rate contracts ....................................... (33,708) (4,263) — (37,971)
$ (44,802) $ 4,027,244 $ — $ 3,982,442
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ................... $ 1,897,012 $ 40,016,911 $ 2,744 $ 9,404,743 $ 3,896,978 $ 4,341,677 $ 2,715 $ 183,004 $ 59,745,784
Transfers into Level 3 ............................. — 2,087,415 — — — — — 13 2,087,428
Transfers out of Level 3 ............................ — — — — — — — — —
Other
(a)
....................................... (737,140) — — — — 737,140 — — —
Accrued discounts/premiums ......................... — 42,933 3,857 6,009 10,876 — — — 63,675
Net realized gain ................................ 1 4,000 — 46,885 — — — — 50,886
Net change in unrealized appreciation (depreciation)
(b) (c)
....... 2,404 (57,965) (3,955) (469,626) 16,741 357,659 (1,283) 62,384 (93,641)
Purchases ..................................... 227,445 250,197 — 21,022,025 — — — — 21,499,667
Sales ........................................ (1) (1,995,889) — (14,169,733) — — — — (16,165,623)
Closing balance, as of January 31, 2025 .................
$ 1,389,721 $ 40,347,602 $ 2,646 $ 15,840,303 $ 3,924,595 $ 5,436,476 $ 1,432 $ 245,401 $ 67,188,176
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2025
(c)
......................
$ 2,404 $ (28,166) $ (3,955) $ (442,859) $ 16,741 $ 357,659 $ (1,283) $ 62,384 $ (37,075)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Global Long/Short Credit Fund
Schedule of Investments

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $15,624,989.
See notes to financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 1,162,084 Market Time to Exit 5.3 years —
Volatility 75% —
Revenue Multiple 3.07x —
Discount for Lack of
Marketability
6% —
Corporate Bonds ............................. 37,502,662 Income Discount Rate 6% – 16% 8%
Floating Rate Interests ......................... 3,305,251 Income Discount Rate 9% – 14% 12%
Revenue Multiple 16.25x —
Non-Agency Mortgage-Backed Securities .............. 3,924,595 Income Discount Rate 9% —
Preferred Stocks ............................. 5,436,477 Income Discount Rate 10% – 16% 10%
Market Revenue Multiple 7.25x – 14.00x 11.89x
Time to Exit 2.0 – 3.0 years 2.4 years
Volatility 80% 80%
Direct Profit Multiple 4.00x —
Warrants .................................. 232,118 Market Time to Exit 3.0 years 3.0 years
Volatility 80% 80%
Revenue Multiple 11.25x – 11.76x 11.49x
Income
Discount for Lack of
Marketability
6% —
$ 51,563,187
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.

Statement of Assets and Liabilities
(unaudited)
January 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock
Global Long/
Short Credit
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 757,504,490
Investments, at value — affiliated
(b)
.......................................................................................... 56,019,171
Cash ............................................................................................................. 686,167
Cash pledged: –
Collateral — exchange-traded options written ................................................................................. 123,000
Collateral — OTC derivatives ............................................................................................ 819,766
Futures contracts .................................................................................................... 412,880
Centrally cleared swaps ................................................................................................ 120,600
Foreign currency, at value
(c)
............................................................................................... 11,705,955
Receivables: –
Investments sold .................................................................................................... 8,573,827
Options written ...................................................................................................... 11,518
Swaps .......................................................................................................... 169,586
Capital shares sold ................................................................................................... 5,274,861
Dividends — unaffiliated ............................................................................................... 89
Dividends — affiliated ................................................................................................. 209,003
Interest — unaffiliated ................................................................................................. 11,188,785
From the Manager ................................................................................................... 13,389
Variation margin on futures contracts ....................................................................................... 28,596
Swap premiums paid ................................................................................................... 12,093,549
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 4,862,206
OTC swaps ........................................................................................................ 2,664,196
Unfunded floating rate loan interests ....................................................................................... 5,783
Prepaid e xpenses ..................................................................................................... 222,448
Total a ssets .........................................................................................................
872,709,865
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 6,428,658
Borrowed bonds, at value
(d)
............................................................................................... 11,664,000
Options written, at value
(e)
................................................................................................ 133,646
Payables: –
Investments purchased ................................................................................................ 38,991,200
Administration fees ................................................................................................... 30,519
Capital shares redeemed ............................................................................................... 5,126,710
Interest expense .................................................................................................... 167,095
Investment advisory fees .............................................................................................. 639,955
Trustees' and Officer's fees ............................................................................................. 30,029
Other affiliate fees ................................................................................................... 930
Professional fees .................................................................................................... 54,836
Service and distribution fees ............................................................................................. 48,199
Variation margin on futures contracts ....................................................................................... 9,147
Variation margin on centrally cleared swaps .................................................................................. 2,097
Other accrued expenses ............................................................................................... 468,706
Swap premiums received ................................................................................................ 2,859,377
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 20,933
OTC swaps ........................................................................................................ 3,398,795
Unfunded floating rate loan interests ....................................................................................... 14,353
Total li abilities ........................................................................................................
70,089,185
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 802,620,680

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,426,256,885
Accumulated loss ..................................................................................................... (623,636,205)
NET ASSETS ........................................................................................................
$ 802,620,680
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 828,979,142
(b)
  Investments, at cost — affiliated ................................................................................... $ 56,019,171
(c)
  Foreign currency, at cost ....................................................................................... $ 11,713,759
(d)
  Proceeds received from borrowed bonds ............................................................................. $ 11,658,933
(e)
  Premiums received ........................................................................................... $ 103,021

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2025
2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 567,896,316
Shares outstanding ...................................................................................................
62,506,502
Net asset value .....................................................................................................
$ 9.09
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 46,952,164
Shares outstanding ...................................................................................................
5,155,004
Net asset value .....................................................................................................
$ 9.11
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 2,436,757
Shares outstanding ...................................................................................................
267,162
Net asset value .....................................................................................................
$ 9.12
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 185,335,443
Shares outstanding ...................................................................................................
20,394,588
Net asset value .....................................................................................................
$ 9.09
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
(unaudited)

Six Months Ended January 31, 2025

Statement of Operations
See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
INVESTMENT INCOME
Payment-in-kind interest - unaffiliated ...................................................................................... $ 2,065,160
Dividends — unaffiliated ............................................................................................... 373,974
Dividends — affiliated ................................................................................................. 1,774,799
Interest — unaffiliated ................................................................................................. 27,735,607
Foreign taxes withheld ................................................................................................ (2,900)
Total investment income .................................................................................................
31,946,640
EXPENSES
Investment advisory .................................................................................................. 4,002,198
Transfer agent — class specific .......................................................................................... 357,568
Professional ....................................................................................................... 197,222
Administration ..................................................................................................... 174,815
Accounting services .................................................................................................. 113,124
Service and distribution — class specific .................................................................................... 75,357
Administration — class specific .......................................................................................... 63,192
Registration ....................................................................................................... 46,391
Printing and postage ................................................................................................. 28,322
Custodian ......................................................................................................... 24,170
Trustees and Officer .................................................................................................. 6,336
Miscellaneous ...................................................................................................... 54,640
Total expenses excluding interest expense .....................................................................................
5,143,335
Interest expense .................................................................................................... 704,266
Total expenses .......................................................................................................
5,847,601
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (32,748)
Fees waived and/or reimbursed by the Manager ............................................................................... (28,056)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (50,110)
Total expenses after fees waived and/or reimbursed ..............................................................................
5,736,687
Net investment income ..................................................................................................
26,209,953
REALIZED AND UNREALIZED GAIN (LOSS) $ 8,688,965
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (88,132)
Borrowed bonds .................................................................................................. (1,071,213)
Forward foreign currency exchange contracts ............................................................................... 11,501,225
Foreign currency transactions ......................................................................................... (2,800,344)
Futures contracts .................................................................................................. (742,900)
Options written ................................................................................................... 1,081,985
Swaps ......................................................................................................... (1,061,122)
A
6,819,499
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (8,840,077)
Borrowed bonds .................................................................................................. 813,193
Forward foreign currency exchange contracts ............................................................................... 7,485,673
Foreign currency translations .......................................................................................... 628,440
Futures contracts .................................................................................................. 612,681
Options written ................................................................................................... (124,782)
Swaps ......................................................................................................... 1,305,623
Unfunded floating rate loan interests ..................................................................................... (11,285)
A
1,869,466
Net realized and unrealized gain ...........................................................................................
8,688,965
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 34,898,918

Statements of Changes in Net Assets

2025
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Global Long/Short Credit Fund
Six Months Ended
01/31/25 (unaudited)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 26,209,953  $ 60,603,286
Net realized gain (loss) .............................................................................. 6,819,499  (20,202,294)
Net change in unrealized appreciation (depreciation) .......................................................... 1,869,466  49,481,361
Net increase in net assets resulting from operations ............................................................. 34,898,918  89,882,353
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (39,052,065) (24,041,522)
Investor A ...................................................................................... (3,076,056) (1,678,966)
Investor C ...................................................................................... (144,960) (62,946)
Class K ....................................................................................... (13,352,684) (7,348,283)
Decrease in net assets resulting from distributions to shareholders ................................................... (55,625,765) (33,131,717)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (48,682,166) (273,093,801)
NET ASSETS
Total decrease in net assets ............................................................................ (69,409,013) (216,343,165)
Beginning of period .................................................................................. 872,029,693  1,088,372,858
End of period ......................................................................................
$ 802,620,680  $ 872,029,693
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Institutional
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .........
$ 9.34  $ 8.80  $ 9.26  $ 10.25  $ 9.78  $ 10.05
Net investment income
(a)
.................
0 .29  0 .56  0 .43  0 .28  0 .38  0 .37
Net realized and unrealized gain (loss) ........
0 .10  0 .28  ( 0 .19 ) ( 0 .92 ) 0 .48  ( 0 .27 )
Net increase (decrease) from investment operations 0.39  0.84  0.24  (0.64) 0.86  0.10
Distributions from net investment income
(b)
.... (0.64) (0.30) (0.70) (0.35) (0.39) (0.37)
Net asset value, end of period .............. $ 9.09  $ 9.34  $ 8.80  $ 9.26  $ 10.25  $ 9.78
Total Return
(c)
Based on net asset value .................. 4.28%
(d)
9.69%
(e)
2.88% (6.42)% 8.95% 0.96%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.40%
(g)
1.47% 1.49% 1.34% 1.46% 1.85%
Total expenses after fees waived and/or reimbursed
1.37%
(g)
1.46% 1.47% 1.33% 1.45% 1.85%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
1.20%
(g)
1.18% 1.17% 1.12% 1.09% 1.12%
Net investment income ...................
6.22%
(g)
6.19% 4.87% 2.89% 3.80% 3.74%
Supplemental Data
Net assets, end of period (000) .............. $ 567,896  $ 617,576  $ 783,811  $ 1,077,774  $ 1,202,628  $ 1,223,282
Portfolio turnover rate ..................... 49%
(h)
110%
(h)
132%
(h)
149% 156% 232%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Global Long/Short Credit Fund
Investor A
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .........
$ 9.35  $ 8.81  $ 9.24  $ 10.24  $ 9.76  $ 10.03
Net investment income
(a)
.................
0 .28  0 .54  0 .40  0 .26  0 .35  0 .34
Net realized and unrealized gain (loss) ........
0 .10  0 .27  ( 0 .17 ) ( 0 .93 ) 0 .49  ( 0 .27 )
Net increase (decrease) from investment operations 0.38  0.81  0.23  (0.67) 0.84  0.07
Distributions from net investment income
(b)
.... (0.62) (0.27) (0.66) (0.33) (0.36) (0.34)
Net asset value, end of period .............. $ 9.11  $ 9.35  $ 8.81  $ 9.24  $ 10.24  $ 9.76
Total Return
(c)
Based on net asset value .................. 4.13%
(d)
9.40%
(e)
2.76% (6.75)% 8.69% 0.69%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.63%
(g)
1.71% 1.76% 1.61% 1.73% 2.10%
Total expenses after fees waived and/or reimbursed
1.57%
(g)
1.68% 1.70% 1.60% 1.72% 2.10%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
1.40%
(g)
1.40% 1.40% 1.39% 1.36% 1.37%
Net investment income ...................
6.01%
(g)
5.97% 4.50% 2.70% 3.53% 3.49%
Supplemental Data
Net assets, end of period (000) .............. $ 46,952  $ 49,769  $ 65,580  $ 136,073  $ 86,176  $ 101,727
Portfolio turnover rate ..................... 49%
(h)
110%
(h)
132%
(h)
149% 156% 232%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Investor C
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .........
$ 9.31  $ 8.73  $ 9.14  $ 10.09  $ 9.58  $ 9.82
Net investment income
(a)
.................
0 .25  0 .47  0 .34  0 .18  0 .27  0 .27
Net realized and unrealized gain (loss) ........
0 .09  0 .28  ( 0 .19 ) ( 0 .91 ) 0 .47  ( 0 .26 )
Net increase (decrease) from investment operations 0.34  0.75  0.15  (0.73) 0.74  0.01
Distributions from net investment income
(b)
.... (0.53) (0.17) (0.56) (0.22) (0.23) (0.25)
Net asset value, end of period .............. $ 9.12  $ 9.31  $ 8.73  $ 9.14  $ 10.09  $ 9.58
Total Return
(c)
Based on net asset value .................. 3.73%
(d)
8.64%
(e)
1.84% (7.37)% 7.75% 0.03%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
2.40%
(g)
2.48% 2.51% 2.37% 2.50% 2.86%
Total expenses after fees waived and/or reimbursed
2.32%
(g)
2.44% 2.45% 2.36% 2.49% 2.86%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
2.15%
(g)
2.15% 2.15% 2.15% 2.13% 2.13%
Net investment income ...................
5.28%
(g)
5.22% 3.82% 1.88% 2.71% 2.75%
Supplemental Data
Net assets, end of period (000) .............. $ 2,437  $ 2,961  $ 4,735  $ 9,827  $ 18,771  $ 29,291
Portfolio turnover rate ..................... 49%
(h)
110%
(h)
132%
(h)
149% 156% 232%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Global Long/Short Credit Fund
Class K
Six Months
Ended
01/31/25
(unaudited)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of period .........
$ 9.34  $ 8.81  $ 9.27  $ 10.26  $ 9.79  $ 10.06
Net investment income
(a)
.................
0 .30  0 .57  0 .44  0 .29  0 .39  0 .38
Net realized and unrealized gain (loss) ........
0 .10  0 .26  ( 0 .20 ) ( 0 .92 ) 0 .48  ( 0 .27 )
Net increase (decrease) from investment operations 0.40  0.83  0.24  (0.63) 0.87  0.11
Distributions from net investment income
(b)
.... (0.65) (0.30) (0.70) (0.36) (0.40) (0.38)
Net asset value, end of period .............. $ 9.09  $ 9.34  $ 8.81  $ 9.27  $ 10.26  $ 9.79
Total Return
(c)
Based on net asset value .................. 4.38%
(d)
9.66%
(e)
2.98% (6.35)% 9.02% 1.04%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.29%
(g)
1.38% 1.40% 1.26% 1.39% 1.77%
Total expenses after fees waived and/or reimbursed
1.28%
(g)
1.37% 1.38% 1.26% 1.38% 1.76%
Total expenses after fees waived and/or reimbursed
and excluding dividend expense, interest expense,
broker fees and expenses on short sales ......
1.12%
(g)
1.09% 1.09% 1.05% 1.02% 1.04%
Net investment income ...................
6.30%
(g)
6.29% 4.95% 2.97% 3.85% 3.85%
Supplemental Data
Net assets, end of period (000) .............. $ 185,335  $ 201,724  $ 234,247  $ 318,157  $ 299,722  $ 399,165
Portfolio turnover rate ..................... 49%
(h)
110%
(h)
132%
(h)
149% 156% 232%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Global Long/Short Credit Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of January 31, 2025, the Fund had outstanding commitments of GBP 273,023. These commitments are not included in the net assets of the Fund as of January 31, 2025.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/
Short Credit Fund Chrysaor Bidco SARL, Delayed Draw 1st Lien Term Loan ...... $ 137,911 $ 154,128 $ 144,126 $ (10,002)
BlackRock Global Long/
Short Credit Fund
CoreWeave Compute Acquisition Co. IV LLC, Delayed Draw 1st
Lien Term Loan .................................. 771,006 759,441 765,224 5,783
BlackRock Global Long/
Short Credit Fund Montage Hotels & Resorts LLC, Revolving 1st Lien Term Loan .. 125,192 125,192 124,103 (1,089)
BlackRock Global Long/
Short Credit Fund Seashell Bidco SL, Delayed Draw Facility 1st Lien Term Loan B . 221,175 232,709 229,447 (3,262)
$ (8,570)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc .............. $ 856,433 $ (856,736) $ (303) $ — $ — $ — $ — $ — $ (303)
Barclays Capital, Inc. ............ 245,666 (244,735) 931 — — — — — 931
BNP Paribas SA ............... 2,377,098 (2,384,089) (6,991) — — — — — (6,991)
Goldman Sachs & Co. LLC ........ 329,411 (333,364) (3,953) — — — — — (3,953)
Goldman Sachs International ....... 1,153,197 (1,154,913) (1,716) — — — — — (1,716)
J.P. Morgan Securities plc ......... 5,673,196 (5,702,346) (29,150) — — — — — (29,150)
RBC Europe Ltd. ............... 1,153,197 (1,154,912) (1,715) — — — — — (1,715)
$ 11,788,198 $ (11,831,095) $ (42,897) $ — $ — $ — $ — $ — $ (42,897)
...........................................
(a)
Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $167,095 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
For the six months ended January 31, 2025, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-
transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months  ended  January 31, 2025 , the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.95%
$1 billion - $3 billion ..................................................................................................... 0.89
$3 billion - $5 billion ..................................................................................................... 0.86
$5 billion - $6.5 billion .................................................................................................... 0.83
$6.5 billion - $10 billion ................................................................................................... 0.80
Greater than $10 billion ................................................................................................... 0.76
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Share Class
Service and
Distribution
Fees — Class
Specific
Investor A ........................................................................................................ $ 61,440
Investor C ........................................................................................................ 13,917
$ 75,357
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 44,319 $ 3,686 $ 209 $ 14,978 $ 63,192
Institutional ............................................................................................................. $ 451
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 782 $ 475 $ 225 $ 229 $ 1,711

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended January 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  January 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $1 .
For the six months ended January 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent  Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
January 31, 2025 , the amount waived was $ 28,056 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days' notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/
or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended January 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 325,918 $ 23,654 $ 1,541 $ 6,455 $ 357,568
Fund Name Investor C
BlackRock Global Long/Short Credit Fund ......................................................................................... $ 89
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 1 .20% 1 .40% 2 .15% 1 .15%
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 28,806 $ 39,083
Investor A ..................................................................................... 3,660 10,210
Investor C ..................................................................................... 200 791
Class K ...................................................................................... 82 26
$ 32,748 $ 50,110

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

7. PURCHASES AND SALES
For the period  ended January 31, 2025, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were as follows:
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
As of July 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $553,226,079.
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Other Securities
Fund Name Purchases Sales
BlackRock Global Long/Short Credit Fund ..................................................................... $ 367,462,855 $ 407,640,049
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/Short Credit Fund ................................. $ 892,456,821 $ 19,385,278 $ (94,238,042) $ (74,852,764)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable
effects
on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent

Notes to Financial Statements
(unaudited) (continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following items were noted:
On February 27, 2025, the Board approved a change in the name of the Fund to BlackRock Credit Relative Value Fund and certain changes to the Fund’s investment strategies. These changes are expected to become effective May 2, 2025.
Effective March 3, 2025, the Interfund Lending Program was discontinued.
Six Months Ended
01/31/25
Year Ended
07/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Long/Short Credit Fund
Institutional
Shares sold .............................................
5,739,093 $ 53,851,696 22,937,743 $ 206,598,748
Shares issued in reinvestment of distributions ........................
3,641,188 32,661,455 2,226,143 19,679,102
Shares redeemed .........................................
(13,025,051) (121,603,824) (48,085,127) (433,309,730)
(3,644,770) $ (35,090,673) (22,921,241) $ (207,031,880)
Investor A
Shares sold and automatic conversion of shares .......................
417,858 $ 3,857,854 1,236,696 $ 11,087,655
Shares issued in reinvestment of distributions ........................
310,981 2,798,827 169,697 1,503,513
Shares redeemed .........................................
(899,487) (8,383,612) (3,527,662) (31,655,416)
(170,648) $ (1,726,931) (2,121,269) $ (19,064,248)
Investor C
Shares sold .............................................
15,029 $ 139,767 35,143 $ 314,588
Shares issued in reinvestment of distributions ........................
15,972 144,071 7,038 62,428
Shares redeemed and automatic conversion of shares ..................
(81,951) (765,027) (266,231) (2,372,154)
(50,950) $ (481,189) (224,050) $ (1,995,138)
Class K
Shares sold .............................................
2,284,821 $ 21,410,364 5,030,210 $ 45,501,253
Shares issued in reinvestment of distributions ........................
201,192 1,804,690 126,460 1,119,173
Shares redeemed .........................................
(3,681,036) (34,598,427) (10,163,297) (91,622,961)
(1,195,023) $ (11,383,373) (5,006,627) $ (45,002,535)
(5,061,391) $ (48,682,166) (30,273,187) $ (273,093,801)

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: March 24, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: March 24, 2025